    As filed with the Securities and Exchange Commission on October 25, 2001

                                                             File Nos. 2-91556
                                                                       811-4052

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 39

                               CITIFUNDS TRUST III
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

          Robert I. Frenkel, 666 Fifth Avenue, New York, New York 10103
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 31, 2001 pursuant to paragraph (a) of Rule 485.

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                                   PROSPECTUS
                                   ----------

                          ----------------------------
                                  SMITH BARNEY
                                  CONNECTICUT
                                  MONEY MARKET
                                   PORTFOLIO
                              CLASS A AND Y SHARES
                          ----------------------------

                     EACH A CLASS OF
                     CITI(SM) CONNECTICUT TAX FREE RESERVES

                     DECEMBER 31, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                             [logo] SMITH BARNEY
                                    MUTUAL FUNDS
                YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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CONTENTS
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Investments, risks and expenses .....................      2
More on the fund's investments ......................     10

Management ..........................................     14
Choosing a class of shares to buy ...................     15
Letter of intent: Class Y shares ....................     16
Deferred sales charges ..............................     16
Buying shares .......................................     18
Exchanging shares ...................................     19
Redeeming shares ....................................     21
Other things to know about share transactions .......     23
Dividends, distributions, and taxes .................     25
Share price .........................................     27

Financial highlights ................................     28
Appendix ............................................    A-1
Taxable equivalent yield tables .....................    A-1

YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

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INVESTMENTS, RISKS AND EXPENSES
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The fund described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.


The fund invests primarily in high quality municipal securities and most of the dividends it pays are exempt from federal and state income taxes. The fund is a non-diversified mutual fund, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, this fund has more risk than broadly diversified money market funds.

This summary briefly describes Smith Barney Connecticut Money Market Portfolio - Class A shares and Smith Barney Connecticut Money Market Portfolio - Class Y shares, and the principal risks of investing in the fund. For more information,
see MORE ON THE FUND'S INVESTMENTS on page    .


INVESTMENT OBJECTIVE

The fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the fund will achieve its goals.

PRINCIPAL INVESTMENT STRATEGIES

Key investments


[] Under normal market conditions, the fund invests at least 80% of its assets in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.


[] Under normal market conditions, the fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

[] When acceptable Connecticut municipal obligations are not available, the fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.


[] The fund may invest more than 25% of its assets in participation or other interests in municipal obligations that are secured by bank letters of credit or guarantees.


[] The fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


Selection process Managers of mutual funds use different styles when selecting securities to purchase. The manager:


[] Uses a "top-down" approach when selecting securities for the fund. When using a "top- down" approach, the manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates.

[] Selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market on the basis of those factors and conditions.

[] Looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in a mutual fund involves risk. The principal risks of investing in the fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the fund from achieving its goals, which are not described here. More information about risks appears in the fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, due to the following factors:

[] The fund invests in short-term money market instruments. As a result, the amount of income paid to you by the fund will go up or down depending on day-to-day variations in short- term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

[] The fund invests in high quality debt securities, meaning securities that are rated, when the fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline.

[] A major change in interest rates or a significant decline in the market value of a fund investment or other market event could cause the value of your investment in the fund, or its yield, to decline.

[] The fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in the fund's non-diversified status when you compare the fund with a more diversified mutual fund.

[] The fund may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

[] Because the fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore the fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this fund has more risk than a money market fund that invests in municipal obligations of issuers in many states. You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. This could cause the fund to lose money. If the fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the fund's income that is subject to Connecticut taxes could increase.

[] In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. The fund could do this if there were a default on an investment held by the fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the fund, you agree to this reduction should it become necessary.

Who may want to invest You should keep in mind that an investment in a money market fund is not a complete investment program. The fund may be an appropriate investment if you:

[]    Are seeking tax-exempt income from your investment.*

[]    Are seeking current income and a stabilized share price.

[] Want to be able to convert your investment to cash quickly with reduced risk to principal.

[]    Your income is subject to Connecticut personal income tax.

Do not invest in the fund if you:

[] Don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

[] Are seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

* Some income may be subject to tax. Consult your personal tax adviser.

RISK RETURN BAR CHART

The following bar chart and table can help you evaluate the risks and performance of the fund. The bar chart shows the fund's total returns for the calendar years indicated. The table compares the average annual returns for the fund to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.

The fund offers three classes of shares - Class N, Class A, and Class Y. Only Class A and Class Y shares are offered through this prospectus. The chart and table show the performance of the fund's Class N shares because Class A and Class Y shares have less than a year of performance history.

When you consider this information, please remember that the fund's past performance is not necessarily an indication of how it will perform in the future. The fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the fund's performance may go down.


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                      TOTAL RETURN FOR CLASS N SHARES(1)
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                         1994                     2.80%
                         1995                     3.63%
                         1996                     2.97%
                         1997                     3.00%
                         1998                     2.92%
                         1999                     2.60%
                         2000                     3.32%

                        Calendar years ended December 31

QUARTERLY RETURNS:

Class N
Highest: 0.94% in 2nd quarter 1995; Lowest: 0.49% in 1st quarter 1994 Year to date: 1.72% through 9/30/01


RISK RETURN TABLE

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                          AVERAGE ANNUAL TOTAL RETURNS
                           AS OF DECEMBER 31, 2000
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                                              1 YEAR      5 YEARS      SINCE INCEPTION      INCEPTION DATE


Connecticut Tax Free
Reserves -- Class N(1)                        3.32%        2.96%            3.02%              12/1/93

iMoneyNet
Connecticut
Tax Free
Money Market
Funds Average                                 3.20%        2.83%             (2)                 N/A

(1)  Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Class A and
     Class Y shares are invested in the same portfolio of securities, but Class A and Class Y shares have lower contractual expenses than Class N shares. After waivers, Class N expenses may be the same as Class A expenses.
     Accordingly, Class A and Class Y shares would have had correspondingly similar or higher annual returns.

(2)  Information regarding performance for this period is not available.


FEE TABLE

This table describes the fees and expenses that you may pay if you invest in Class A and Class Y shares.

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                                SHAREHOLDER FEES
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(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                          CLASS A    CLASS Y

Maximum sales charge (load) imposed on purchases           None       None

Maximum deferred sales charge (load)                       None*      None


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                      ANNUAL FUND OPERATING EXPENSES(1)
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(EXPENSES DEDUCTED FROM
FUND ASSETS)

Management fee                                             0.45%      0.45%
Distribution (12b-1) fees (includes service fees)          0.10%      None
Other expenses                                                 %          %
 Total annual fund operating expenses**                        %          %

  * Class A shares acquired through an exchange of shares of another Smith Barney Mutual Fund which were originally acquired subject to a deferred sales charge remain subject to the original fund's deferred sales charge.

 ** Because of voluntary waivers and/or reimbursements,
    actual total annual fund operating expenses are
    expected to be:                                         0.65%     0.55%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1) Based on current fees and expenses.

EXAMPLE


This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[]   You invest $10,000 in the fund for the period shown

[]   Your investment has a 5% return each year

[]   You reinvest all distributions and dividends


[] The fund's operating expenses remain the same -- the example does not include voluntary waivers and reimbursements


[]   Redemption of your shares at the end of the period

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                       NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------

                        1 YEAR      3 YEARS      5 YEARS      10 YEARS


Class A
Class Y

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MORE ON THE FUND'S INVESTMENTS
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The fund's goals, principal investments and risks are summarized in "Investments, risks and expenses." More information on investments and investment strategies appears below.

The fund's principal investment strategies are the strategies that, in the opinion of the manager, are most likely to be important in trying to achieve the fund's investment goals. Of course, there can be no assurance that the fund will achieve its goals. Please note that the fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. The fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information.

$1.00 NET ASSET VALUE The fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The fund also complies with industry regulations that apply to money market funds. These regulations require that the fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the fund's investments must be in U.S. dollar- denominated high quality securities which have been determined by the manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the fund buys it, the manager will decide whether the security should be held or sold.

MONEY MARKET INSTRUMENTS A money market instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper, asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.


Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

CONNECTICUT MUNICIPAL SECURITIES The fund invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.

Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations. Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.


Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.


Municipal obligations bought by the fund must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the manager to be of comparable quality.

The fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The fund also invests in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The fund invests in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The fund may purchase municipal obligations under arrangements (called stand- by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The fund will set aside the assets to pay for these securities at the time of the agreement.

The fund may concentrate in participation or other interests in municipal obligations issued by banks and other financial institutions and secured by bank letters of credit or guarantees. This means that the fund may invest more than 25% of its assets in participation or other interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Under normal market conditions, the fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from Connecticut personal income taxes. When acceptable municipal obligations of this type are not available, the fund may invest in municipal obligations that are not free from these state taxes. This would cause the amount of the fund's income that is subject to state tax to increase.

The fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the fund's assets are invested in taxable instruments. Except for its concentration policy, the fund's investment goals and policies may be changed without a shareholder vote.


DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in high quality taxable money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

INVESTMENT STRUCTURE In the future, the fund may invest in securities through an underlying mutual fund having the same goals and strategies, rather than investing directly in securities.


REORGANIZATION Fund shareholders have approved the reorganization of the fund into a newly created series of CitiFunds Trust III. This reorganization [is expected to take place/took place] on [ ]. Please note that information in this prospectus relates to the fund both prior to and following the reorganization.

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MANAGEMENT
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MANAGER The fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The manager selects the fund's investments, oversees its operations, and provides administrative services to the fund. The manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the manager manages the day-to-day operations of the fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo, and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of , 2001, Citigroup and its affiliates managed approximately $ billion of assets.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.

MANAGEMENT FEES For the period from [**April 4, 2001**] (the date Citi Fund Management became manager to the fund) to August 31, 2001, Citi Fund Management Inc. received a management fee equal to % of the fund's average daily net assets, after waivers.

For the period from September 1, 2001 to April 3, 2001, Citibank, the fund's prior investment adviser, received a management fee equal to % of the fund's average daily net assets, after waivers.


SERVICE PLAN The fund offers three classes of shares, Class N, Class A and Class Y shares. These classes have different expense levels. Only Class A and Class Y shares are offered in this prospectus. The fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A and Class Y shares.

The fund has adopted a service plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the fund to pay the distributor, a broker-dealer or financial institution that has entered into a service agreement with the distributor concerning the fund, or others, a monthly distribution and service fee. This fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. This fee may also be used as compensation for the sale of fund shares, for advertising, marketing or other promotional activity. The total service and distribution fees under the plan may not exceed 0.10% per annum of the average daily net assets represented by Class A shares. Because fees under the plan are paid out of fund assets, over time these fees will increase the cost of your investment in Class A shares and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The fund's manager may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub- transfer agent (the "sub-transfer agent") and performs certain shareholder recordkeeping and accounting services and functions.

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CHOOSING A CLASS OF SHARES TO BUY
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You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent").

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

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                                                INITIAL              ADDITIONAL
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                                       CLASS A         CLASS Y      ALL CLASSES

General                                 $1,000       $15 million        $50
Salomon Smith Barney
Sweep Features                         variable          n/a         variable
Uniform Gift to Minor Accounts          $  250       $15 million        $50

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LETTER OF INTENT: CLASS Y SHARES
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You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

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DEFERRED SALES CHARGES
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CLASS A SHARES

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

[]   Shares exchanged for shares of another Smith Barney fund

[]   Shares that represent reinvested distributions and dividends

[]   Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.


The Smith Barney funds' distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for Class A shares will generally be waived:

[]   For involuntary redemptions of small account balances

[]   For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

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BUYING SHARES
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Through a Service Agent  You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

                         If you do not provide the following information, your order will be rejected
                         [] Specific fund being bought
                         [] Class of shares being bought
                         [] Dollar amount or number of shares being bought

                         Your Service Agent may charge an annual account maintenance fee.
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Through the fund         Qualified retirement plans and certain other investors
                         who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                         [] Write the fund at the following address:
                             SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                             C/O PFPC GLOBAL FUND SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699
                         [] Enclose a check to pay for the shares. For initial purchases, complete and send an account application.
                         [] For more information, call PFPC Global Fund Services at 1-800-451-2010.

                         For more information, contact your Service Agent or the transfer agent or consult the SAI.

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EXCHANGING SHARES
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  Smith Barney offers a     You should contact your Service Agent to exchange
  distinctive family of     into other Smith Barney mutual funds. Be sure to
 funds tailored to help     read the prospectus of the Smith Barney fund you
   the varying needs of     are meet the exchanging into.
   both large and small     [] You may exchange shares only for shares of the
              investors        same class of another Smith Barney mutual fund.
                               Not all Smith Barney funds offer all classes.
                            [] Not all Smith Barney funds may be offered in your
                               state of residence. Contact your Service Agent or the transfer agent for further information.
                            [] Exchanges of Class A shares are subject to
                               minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.
                            [] If you hold share certificates, the sub-transfer
                               agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                            [] The fund may suspend or terminate your exchange
                               privilege if you engage in an excessive pattern of exchanges.

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          Sales charges     Your shares may be subject to an initial sales
                            charge at the time of the exchange. For more information, contact your Service Agent or the transfer agent.

                            Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
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           By telephone     If you do not have a brokerage account with a
                            Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers.
                            If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the sub-transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                            You can make telephone exchanges only between accounts that have identical registrations.
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                By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

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REDEEMING SHARES
--------------------------------------------------------------------------------

              Generally     Contact your Service Agent to redeem shares of the
                            fund.

                            If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                            If the shares are held by a fiduciary or corporation, other documents may be required.

                            Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                            If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

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                By mail For accounts held directly at the fund, send written requests to the fund at the following address:
                             SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699

                            Your written request must provide the following:

                            [] The name of the fund and account number
                            [] The class of shares and the dollar amount or
                               number of shares to be redeemed
                            [] Signatures of each owner exactly as the account
                               is registered
--------------------------------------------------------------------------------

           By telephone     If you do not have a brokerage account with a
                            Service Agent, you may be eligible to redeem shares in amounts up to $10,000 per day through the fund.
                            You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
                            Stock Exchange is open. Call the sub-transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                            (Eastern time).

                            Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on wire transfers.

                            For more information, contact your Service Agent or consult the SAI.

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[]   Name of the fund

[]   Account number

[]   Class of shares being bought, exchanged or redeemed

[]   Dollar amount or number of shares being bought, exchanged or redeemed

[]   Signature of each owner exactly as the account is registered

Purchases of fund shares become effective when the fund receives, or converts your purchase amount into, immediately available funds, which ordinarily will be the next business day after your trade date. The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

[]   Are redeeming over $10,000

[] Are sending signed share certificates or stock powers to the sub-transfer agent

[] Instruct the sub-transfer agent to mail the check to an address different from the one on your account

[]   Changed your account registration

[]   Want the check paid to someone other than the account owner(s)

[] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[]   Suspend the offering of shares

[]   Waive or change minimum and additional investment amounts

[]   Reject any purchase or exchange order

[]   Change, revoke or suspend the exchange privilege

[]   Suspend telephone transactions

[] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

[] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


SMALL ACCOUNT BALANCES/INVOLUNTARY REDEMPTIONS If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder or redeem the shareholder's shares.


SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


RECORD OWNERSHIP If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS Each business day when the fund determines its NAV, it calculates the fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional fund shares. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

The fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the fund's dividends to you will not be subject to federal income tax. However, the fund may invest from time to time in taxable securities, and certain fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the fund may realize short-term or long-term capital gains or losses. As a result, the fund may designate some distributions as income or short-term capital gains dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying fund shares.

STATE AND LOCAL TAXES Generally, you will have to pay state or local taxes on fund dividends and other distributions. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

FOREIGN SHAREHOLDERS The fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.


TAXATION OF TRANSACTIONS If you sell your shares of the fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

--------------------------------------------------------------------------------
SHARE PRICE
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done at 12:00 noon, Eastern time.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.

FORM OF PURCHASE PAYMENT          PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN

[] Payment in federal funds       If received before     At 12:00 noon on that
                                  12:00 noon:            day

[] Having a sufficient cash       If received after      At 12:00 noon on the
   balance in your account        12:00 noon:            next business day
   with a Service Agent

[] Other forms of payment, with   At 12:00 noon on the
conversion into, or advance of,   next business day
federal funds by a Service Agent


[] Other forms of payment         At 12:00 noon on the
   received by the transfer       next business day
   agent


Service Agents must promptly transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period shown with respect to Class A and Class Y shares. Certain information reflects financial results for a single Class A and Class Y share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A and Class Y shares of the fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, whose reports, along with the fund's financial statements, are included in the annual report which is available upon request.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net asset value, beginning of period
Net investment income
Less dividends from net investment income
-------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)
   Ratio of expenses to average net assets
   Ratio of expenses to average net assets after fees paid indirectly
   Ratio of net investment income to average net assets
-------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------
Note: If agents of the fund had not voluntarily waived all or a portion of their fees from the fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share
Ratios:
 Expenses to average net assets
 Net investment income to average net assets
-------------------------------------------------------------------------------

 *  Annualized.

**  Not annualized.

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------

Taxable Equivalent Yield Tables

Rates for 2000 under Federal Personal and State Income Tax Law for the jurisdictions indicated

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2000 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. The fund expects that a substantial portion of its dividends will be exempt from federal and Connecticut personal income taxes. However, in reviewing the tables below, you should remember that the fund may also pay dividends which are subject to federal and state personal income taxes.

FEDERAL TAX RATES

          TAXABLE INCOME*              INCOME                                 FEDERAL TAX-EXEMPT YIELD
------------------------------------    TAX      ----------------------------------------------------------------------------------
   SINGLE 2000        JOINT 2000      BRACKET     2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%     5.5%     6.0%     6.5%
-----------------------------------------------------------------------------------------------------------------------------------
      $0-$ 26,250        $0-$ 43,850    15.0%    2.35%   2.94%   3.53%   4.12%   4.71%   5.29%   5.88%     6.47%    7.06%    7.65%
$ 26,251-$ 63,550  $ 43,851-$105,950    28.0     2.78    3.47    4.17    4.86    5.56    6.25    6.94      7.64     8.33     9.03
$ 63,551-$132,600  $105,951-$161,450    31.0     2.90    3.62    4.35    5.07    5.80    6.52    7.25      7.97     8.70     9.42
$132,601-$288,350  $161,451-$288,350    36.0     3.13    3.91    4.69    5.47    6.25    7.03    7.81      8.59     9.38    10.16
$288,351 & Over    $288,351 & Over      39.6     3.31    4.14    4.97    5.79    6.62    7.45    8.28      9.11     9.93    10.76
*Net amount subject to Federal personal income tax after deductions and exemptions.

FEDERAL AND CONNECTICUT STATE TAX RATES

            TAXABLE INCOME*               INCOME                              CONNECTICUT TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
  SINGLE 2000***       JOINT 2000***     BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        18.34%    2.45%   3.06%   3.67%   4.29%   4.90%   5.51%   6.12%    6.74%   7.35%   7.96%
                            $0-$ 43,850    18.24     2.45    3.06    3.67    4.28    4.89    5.50    6.12     6.73    7.34    7.95
  $ 26,251-$ 63,550   $ 43,851-$105,950    31.24     2.91    3.64    4.36    5.09    5.82    6.54    7.27     8.00    8.73    9.45
  $ 63,551-$132,600   $105,951-$161,450    34.11     3.04    3.79    4.55    5.31    6.07    6.83    7.59     8.35    9.11    9.86
  $132,601-$288,350   $161,451-$288,350    38.88     3.27    4.09    4.91    5.73    6.54    7.36    8.18     9.00    9.82   10.63
  $288,351 & Over     $288,351 & Over      42.32     3.47    4.33    5.20    6.07    6.93    7.80    8.67     9.54   10.40   11.27
  *Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
 **Effective combined federal and state tax bracket.
***State rate based on the average state rate for the federal tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.

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--------------------------------------------------------------------------------

[logo] SMITH BARNEY
       MUTUAL FUNDS
YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

SMITH BARNEY
CONNECTICUT MONEY
MARKET PORTFOLIO

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agent at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: public-info@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Your Serious Money. Profesionally
     Managed. is a service mark of
     Salomon Smith Barney Inc.


(Citi Connecticut Tax Free Reserves
Investment Company Act file no. 811-4052)


FD02332  7/01

                                                                   Statement of
                                                         Additional Information
                                                              December 31, 2001

CITI(SM) CASH RESERVES                    CITI(SM) CALIFORNIA TAX FREE RESERVES
CITI(SM) U.S. TREASURY RESERVES           CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM) TAX FREE RESERVES                CITI(SM) NEW YORK TAX FREE RESERVES

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2001 for the Class N shares of Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves (the foregoing, collectively, the "Funds"), or the Prospectus dated December 31, 2001 of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y, each a separate class of Citi Connecticut Tax Free Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page __ hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134 toll free.




Each Fund is a separate series of CitiFunds(R) Trust III. The address and telephone number of CitiFunds Trust III (the "Trust") are 125 Broad Street, New York, New York 10004, 1-800-451-2010.




The Trust invests all of the investable assets of Cash Reserves, U.S. Treasury Reserves, and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively (collectively, the "Portfolios"). The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-451-2010.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY CITIGROUP INC. AFFILIATE, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----


1.   The Funds .........................................................     2
2.   Investment Objectives, Policies and Restrictions ..................     3
3.   Performance Information ...........................................    17
4.   Determination of Net Asset Value ..................................    20
5.   Additional Information on the Purchase and Sale of Shares .........    22
6.   Dealer Commissions and Concessions ................................    25
7.   Management ........................................................    25
8.   Portfolio Transactions ............................................    33
9.   Description of Shares, Voting Rights and Liabilities ..............    34
10.  Certain Additional Tax Matters ....................................    35
11.  Independent Accountants and Financial Statements ..................    36
Appendix A -- Ratings of Municipal Obligations .........................   A-1
Appendix B -- Additional Information Concerning  California Municipal
              Obligations ..............................................   B-1
Appendix C -- Additional Information Concerning  Connecticut Municipal
              Obligations ..............................................   C-1
Appendix D -- Additional Information Concerning New York Municipal
              Obligations ..............................................   D-1
Appendix E -- Additional Information Concerning Puerto Rico Municipal
              Obligations ..............................................   E-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS

CitiFunds Trust III is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III.

Shares of the Trust are divided into six separate series, Cash Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves. Cash Reserves and U.S. Treasury Reserves are no-load, diversified series of the Trust, and Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves are no-load non-diversified series of the Trust.

Prior to October 23, 2000, Cash Reserves and U.S. Treasury Reserves were called CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively. Prior to _________, 2001, Tax Free Reserves was organized as a separate business trust under the laws of the Commonwealth of Massachusetts. The predecessor of Tax Free Reserves was organized on June 21, 1985 and was the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to ________, 2001, each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were organized as series of a separate business trust called CitiFunds Multi-State Tax Free Trust. CitiFunds Multi-State Tax Free Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985.

All references in this Statement of Additional Information to the activities of the Funds or the Trust are intended to include those of their respective predecessors, if any, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 31, 2001, of the Class N shares of the Funds, and the Prospectus, dated December 31, 2001, of the Smith Barney Connecticut Money Market Portfolio
- Class A and Class Y shares by which shares of the Funds are offered.

Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." Each Tax Free Fund is non-diversified.




The Trust seeks the investment objectives of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves by investing all of their investable assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company, and Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves do not currently invest their investable assets in one or more portfolios, but have the right to do so. Neither California Tax Free Reserves, Connecticut Tax Free Reserves nor New York Tax Free Reserves currently has any intention of doing so.

The Trustees of the Trust believe that the aggregate per share expenses of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.


Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


Information about other holders of interests in the Portfolios is available from the Funds' distributor, Salomon Smith Barney, Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

Cash Reserves, U.S. Treasury Reserves, and Tax Free Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies. Each other Fund may, in the future, convert to a fund of funds structure or a master feeder structure similar to that of Cash Reserves, U.S. Treasury Reserves, and Tax Free Reserves.

Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of each Portfolio or each such Fund. The selection of investments for each Portfolio and each such Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.



Shares of each Fund are continuously sold by Salomon Smith Barney, each Fund's Distributor. Shares may be purchased from the Funds' Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). The Distributor may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


                              INVESTMENT OBJECTIVES

The investment objective of CASH RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The investment objective of U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

The investment objectives of TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

The investment objectives of CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

The investment objectives of CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

The investment objectives of NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                               INVESTMENT POLICIES


CitiFunds Trust III seeks the investment objectives of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves by investing all of their investable assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of each Fund other than U.S. Treasury Reserves with respect to bank obligations, which may not be changed without the approval of the applicable Fund's shareholders, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio and Tax Free Reserves Portfolio with respect to bank obligations, which may not be changed without the approval of the applicable Portfolio's investors, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.


CASH RESERVES PORTFOLIO


Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

                  (1) Bank obligations -- Cash Reserves Portfolio may, from time to time, invest up to 100% of its assets in bank obligations such as certificates of deposit, fixed time deposits and bankers' acceptances. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Up to 25% of the Portfolio's assets may be invested at any time in obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.


         Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

         U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


         Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Manager or an affiliate of the Manager.


         Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

         The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

         U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

         Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

                  (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.


                  (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.


                  (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

                  (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements," below for a description of repurchase agreements.)

                  (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

         Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

U.S. TREASURY RESERVES PORTFOLIO


U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


THE TAX FREE FUNDS
TAX FREE RESERVES PORTFOLIO


Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

As a non-diversified investment company, Tax Free Reserves Portfolio is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).


Tax Free Reserves Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.


All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

The Portfolio's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations." This policy may be changed without shareholder approval.


CALIFORNIA TAX FREE RESERVES, CONNECTICUT TAX FREE RESERVES AND NEW YORK TAX FREE RESERVES

Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks its investment objectives by investing primarily in short-term, high quality Municipal Obligations (as defined above). Each such Fund's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."


All investments by California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)


In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes. In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes. These Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be.

In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").


In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer.


Under normal circumstances, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in California Municipal Obligations, Connecticut Municipal Obligations and New York Municipal Obligations, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time. Although these Funds attempt to invest 100% of their assets in Municipal Obligations, each Fund may invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. Each Fund may invest more than 25% of its assets in participation or other interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Uninvested cash reserves may be held temporarily for the Funds pending investment. The Funds' investments may include "when-issued" and "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

All of California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' investments mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Funds' respective portfolios (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in such Funds' portfolios are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until a Fund would be entitled to payment pursuant to demand rights, a letter of credit, guarantee or insurance policy or a right to tender or put the instrument, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

As non-diversified investment companies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of their assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).

Each Fund may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

MUNICIPAL OBLIGATIONS


Each of the Tax Free Funds invests at least 80% of its assets, under normal circumstances, in:

                  (1) Municipal bonds with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

                  (2) Municipal notes with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

                  (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

         Subsequent to its purchase by a Tax Free Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Tax Free Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trust's and Tax Free Reserves Portfolio's Boards of Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, a Tax Free Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.


         MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

         In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

         Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Tax Free Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

         MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

         For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.

         MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

Each of the Tax Free Funds may purchase variable rate instruments and participation interests. Variable rate instruments that the Tax Free Funds may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

The variable rate instruments in which Tax Free Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Tax Free Fund's high quality criteria.


Variable rate instruments in which the Tax Free Funds may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. A participation interest gives a Tax Free Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of a Tax Free Fund. Each Tax Free Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Tax Free Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Tax Free Fund. With respect to insurance, each of the Tax Free Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund may also purchase insurance, in which case the cost of insurance will be an expense of the Fund. The Manager has been instructed by the Trusts' Boards of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. Although participation interests may be sold, each Tax Free Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.


Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Because of the variable rate nature of the instruments, when prevailing interest rates decline each Tax Free Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Tax Free Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

For purposes of determining whether a variable rate instrument held by a Tax Free Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.


In view of the possible concentration of the Tax Free Funds in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

"WHEN-ISSUED" SECURITIES

Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Tax Free Funds will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Manager.


Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Tax Free Fund's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Tax Free Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Tax Free Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

When a Tax Free Fund (including Tax Free Reserves Portfolio for purposes of this discussion) purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Tax Free Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Tax Free Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

The amount payable to a Tax Free Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Tax Free Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

The stand-by commitments that each Tax Free Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES


Although each Tax Free Fund (including Tax Free Reserves Portfolio for purposes of this discussion) attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which a Tax Free Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Tax Free Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. Each Tax Free Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.


REPURCHASE AGREEMENTS

Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may invest its assets in instruments subject to repurchase agreements. Repurchase agreements are described in more detail below.
(See "Repurchase Agreements.")

RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS

California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.


The State of California and other issuers of California Municipal Obligations have experienced severe financial difficulties in the past. From 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in the defense/aerospace industries and military base closures and a major drop in real estate construction. In December 1994, Orange County, California and its pooled investment funds filed for protection under the federal Bankruptcy Code. Orange County's financial difficulties could continue to adversely affect other issuers of California Municipal Obligations. Since the start of 1994, California's economy has been recovering and growing steadily stronger, to the point where the State's economic growth is outpacing the rest of the nation. A significant portion of the State's economic growth has been in industries, such as high technology and entertainment, that may be particularly sensitive to economic trends. In addition, such industries can be adversely affected by economic turmoil in foreign markets. There can be no assurance that the State's economic growth will continue.

Furthermore, California's energy problem, which resulted in rolling blackouts and a declaration of a state of emergency in January 2001, could persist. As of the date of this Statement of Additional Information, California is facing a severe energy crisis and Pacific Gas & Electric ("PG&E") has filed for bankruptcy. Future disruptions in electricity or natural gas supplies could adversely affect the State's economy, especially since reliability of supply is important for several of the State's key industries, including computer services, electronics manufacturing, and biotechnology. It is not presently possible to determine the extent to which these events could adversely affect California's economy and fiscal condition, as well as the market for California Municipal Obligations. A continued downturn in computer-related industries may have significant adverse impacts on the State's economy. Such adverse effects on the economy in turn could negatively affect State revenues.


The summary set forth in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions. This summary is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.

The summary set forth in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions. This summary is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

New York Tax Free Reserves intends to invest a high proportion of its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.


Many complex political, social and economic forces influence New York State's economy and finances, which may in turn affect New York's financial plan. These forces may affect New York unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control.

Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. The recent downturn in the financial markets may indicate a prolonged downturn in the wider economy. Since the securities industry is more important to the New York economy than the national economy as a whole, the impact of such a downturn potentially could be amplified on New York. A large, continued change in stock market performance could result in wage, bonus and unemployment levels that are significantly different from those embodied in the State's financial plan forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

The risk of a downturn in the financial markets, and the New York economy in particular, has been heightened by the terrorist attacks on New York City on September 11, 2001. It is likely that the revenue base of New York City and New York state will experience some decline, and spending pressure related to the cleanup and economic redevelopment of the World Trade Center site will be substantial. At this time, it is not possible to predict what impact, if any, these events will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York municipal obligations. The credit quality of certain New York municipal obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase. For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.


CERTAIN ADDITIONAL RISK FACTORS

Each of California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning the economy of Puerto Rico, see Appendix E of this Statement of Additional Information.

The summary set forth in Appendix E is included for the purpose of providing a general description of the economy of Puerto Rico. This summary is based on information from statements of the Government of Puerto Rico and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.


STRUCTURED INSTRUMENTS

Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.


REPURCHASE AGREEMENTS


Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.


LENDING OF SECURITIES


Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and/or with respect to cash collateral would receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS


     The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Whenever the Trust is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which a Fund invests, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

A Fund or Portfolio may not:

            (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

            (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

            (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

            (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

            (5) Make Loans: make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

            (6) Concentration: purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, New York Tax Free Reserves and Tax Reserves Portfolio, bank participation interests in municipal obligations.

As an operating policy, neither Cash Reserves, Tax Free Reserves, Reserves, nor Connecticut Tax Free Reserves may invest more than 10% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).

In addition, as a matter of operating policy, each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, New York Tax Free Reserves and Tax Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in:

           (1) Municipal bonds with remaining maturities of one year (397 days for Citi California Tax Free Reserves and Citi Connecticut Tax Free Reserves) or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch (and, for Citi Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

           (2) Municipal notes with remaining maturities of one year (397 days for Citi California Tax Free Reserves and Citi Connecticut Tax Free Reserves) or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Citi Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees.

           (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Citi Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees.

For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.


If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by a Fund or a Portfolio is not considered a violation of policy.


                           3. PERFORMANCE INFORMATION


Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for Class N shares of each Fund for the periods indicated. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                           REDEEMABLE VALUE OF A
                                              ANNUALIZED    HYPOTHETICAL $1,000
                                                TOTAL            INVESTMENT
                                               RATE OF             AT THE
PERIOD                                          RETURN       END OF THE PERIOD
------                                          ------       -----------------
CASH RESERVES
CLASS N
Ten years ended August 31, 2001.............      ___%        $_______
Five years ended August 31, 2001............      ___%        $_______
One year ended August 31, 2001..............      ___%        $_______
U.S. TREASURY RESERVES
CLASS N                                                       $_______
Ten years ended August 31, 2001.............      ___%        $_______
Five years ended August 31, 2001............      ___%        $_______
One year ended August 31, 2001..............      ___%        $_______
TAX FREE RESERVES
CLASS N                                                       $_______
Ten years ended August 31, 2001.............      ___%        $_______
Five years ended August 31, 2001............      ___%        $_______
One year ended August 31, 2001..............      ___%        $_______
CALIFORNIA TAX FREE RESERVES
CLASS N
March 10, 1992 (commencement of operations)
     to August 31, 2001.....................      ___%        $_______
Five years ended August 31, 2001............      ___%        $_______
One year ended August 31, 2001..............      ___%        $_______
CONNECTICUT TAX FREE RESERVES
CLASS N                                                       $_______
December 1, 1993 (commencement of
     operations) to August 31, 2001.........      ___%        $_______
Five years ended August 31, 2001............      ___%        $_______
One year ended August 31,2001...............      ___%        $_______
SMITH BARNEY CONNECTICUT MONEY MARKET
PORTFOLIO - CLASS A SHARES
________, 2001 (commencement of operations)
     to August 31, 2001.....................      ___%        $_______
SMITH BARNEY CONNECTICUT MONEY MARKET
PORTFOLIO - CLASS Y SHARES
________, 2001 (commencement of operations)
     to August 31, 2001......................     ___%        $_______
NEW YORK TAX FREE RESERVES
CLASS N                                           ___%        $_______
Ten years ended August 31, 2001.............      ___%        $_______
Five years ended August 31, 2001............      ___%        $_______
One year ended August 31, 2001..............      ___%        $_______


The following table shows the annualized yield and effective compound annualized yield for each Fund. The yields for each Fund are for the seven-day period ended August 31, 2001.
                                                                     EFFECTIVE
                                                                      COMPOUND
                                                     ANNUALIZED      ANNUALIZED
                                                       YIELD           YIELD
                                                       -----           -----
     Cash Reserves, Class N......................       ___%            ___%
     U.S. Treasury Reserves, Class N.............       ___%            ___%
     Tax Free Reserves, Class N..................       ___%            ___%
     California Tax Free Reserves, Class N.......       ___%            ___%
     Connecticut Tax Free Reserves, Class N......       ___%            ___%
     Smith Barney Connecticut
     Money Market Portfolio - Class A............       ___%            ___%
     Smith Barney Connecticut
     Money Market Portfolio - Class Y............       ___%            ___%
     New York Tax Free Reserves, Class N.........       ___%            ___%

The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for U.S. Treasury Reserves was ___% for Class N shares (assuming a combined state and local tax rate of ___% for New York City residents). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for Tax Free Reserves was ___% for Class N shares (assuming a federal tax bracket of ___%). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for California Tax Free Reserves was ___% for Class N shares (assuming (i) a combined California State and federal tax bracket of ___% and (ii) that ___% of the Fund's assets were invested in California Municipal Obligations). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for Connecticut Tax Free Reserves was ___% for Class N shares, ___% for Smith Barney Connecticut Money Market Portfolio - Class A shares, and ___% for Smith Barney Connecticut Money Market Portfolio - Class Y shares (assuming (i) a combined Connecticut State and federal tax bracket of ___% and (ii) that ___% of the Fund's assets were invested in Connecticut Municipal Obligations). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for New York Tax Free Reserves was ___% for Class N shares (assuming (i) a combined New York State, New York City and federal tax bracket of ___% and (ii) that ___% of the Fund's assets were invested in New York Municipal Obligations).

For advertising and sales purposes, the Funds will generally use the performance of Class N shares. All outstanding Cash Reserves shares were designated Class N shares on January 4, 1999, and all outstanding shares of the other Funds were designated Class N shares on July 14, 2000. The Fund commenced offering Smith Barney Connecticut Money Market Portfolio shares on ________, 2001. If the performance of Smith Barney Connecticut Money Market Portfolio shares is used for advertising and sales purposes, performance after the class inception date will be actual performance, while performance prior to that date will be Class N performance, adjusted to reflect the differences in sales charges (if any) but not the differences in fees and expenses among the classes. The performance of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares generally would have been higher than Class N performance, because the contractual expenses attributable to the Smith Barney - Class A and Class Y shares are lower than the expenses attributable to the Class N shares. After waivers, Class N expenses may be the same as Smith Barney - Class A expenses, in which case the performance of the classes would be similar. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.

                       4. DETERMINATION OF NET ASSET VALUE

The net asset value of each share of each class of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for the other Funds. Net asset value is calculated for each class of a Fund by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying Portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

Pursuant to the rules of the SEC, the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

The Trust and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

          5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF SHARES

Each Fund offers Class N shares and Citi Connecticut Tax Free Reserves offers two additional classes, Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares.


Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share and dividends per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in the Fund, and want to sell shares, you should specify which class of shares you wish to sell.

CLASS N SHARES


      o All Cash Reserves shares held prior to January 4, 1999 have been redesignated Class N shares, and all shares of the other Funds held prior to July 14, 2000 have been redesignated Class N shares.


      o Class N shares may be purchased from the Distributor or from Service Agents.


      o Class N shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.



      o Class N shares may pay up to 0.25% of the average daily net assets represented by Class N shares to compensate the Funds' Distributor for its distribution services, to compensate Service Agents or others in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

      Citi Connecticut Tax Free Reserves offers two classes of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares.

      o Class A shares are sold at net asset value without an initial sales charge. Class A shares may pay distribution and service fees of up to 0.10% of the average daily net assets represented by Class A shares.

      o Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. Class Y shares are not subject to distribution or service fees.

Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc. ("PFPC" or "sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A shares may open an account in the Fund by making an initial investment of at least $1,000 for each account in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for Class A and Class Y. There are no minimum investment requirements for Class A shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates for Class A and Class Y shares are issued only upon a shareholder's written request to the sub-transfer agent.

Letter of Intent - Class Y Shares.

A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.10%) and expenses applicable to the Fund's Class A shares. Please contact a Service Agent or the Transfer Agent for further information.

Deferred Sales Charge Provisions - Class A shares.

"Deferred Sales Charge Shares" are Class A shares acquired by exchange from another Smith Barney fund subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; or (c) with respect to Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

Waivers of Deferred Sales Charge.

The deferred sales charge will be waived on: (a) exchanges (see "Exchanges");
(b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2;
(d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


EXCHANGES

Class N Shares


      o Class N shares of the Funds may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds.


      o The exchange privilege for Class N shares may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


Smith Barney Connecticut Money Market Portfolio Shares

Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in certain Smith Barney Mutual Funds may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege for Smith Barney Connecticut Money Market Portfolio Shares

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, in its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


ADDITIONAL PURCHASE AND SALE INFORMATION

Class N Shares


Shareholders may redeem Class N shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, to your Service Agent. Shareholders may redeem or exchange Class N shares by telephone, if their account applications so permit.

Smith Barney Connecticut Money Market Portfolio Shares

A shareholder may redeem Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares by contacting his or her Service Agent.

If the Class A or Class Y shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request with respect to Class A or Class Y shares in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.


General

During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. These procedures may include recording of the telephone or Internet instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone or Internet.

Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.



INVOLUNTARY REDEMPTION OF SHARES

The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                      6. DEALER COMMISSIONS AND CONCESSIONS

From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                  7. MANAGEMENT

Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Manager. The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 125 Broad Street, New York, New York 10004.

TRUSTEES OF THE TRUST AND PORTFOLIOS

ELLIOTT J. BERV; 58 -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000); President, Catalyst, Inc. (Strategy Consultants) (since 1991); President and Director, Elliott J. Berv & Associates (Management Consultants) (since 1984).

DONALD M. CARLTON; 64 - Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); former Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); former Chief Executive Officer Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. BENTON COCANOUGHER; 63 -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); former Director, Randall's Food Markets, Inc. (from 1990 to 1999); former Director, First American Bank and First American Savings Bank (from 1994 to 1999).

MARK T. FINN; 58 -- Vice Chairman and Chief Operating Officer, Linder Asset Management Company (Mutual Fund Company) (since March 1999); former President and Director, Delta Financial, Inc. (Investment Advisory Firm) (1983 to 1999); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); former President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from 1997 to 2000); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since
1988).

RILEY C. GILLEY; 75 - former Vice President and General Counsel, Corporate Property Investors (from 1988 to 1991); former Partner, Breed, Abbott & Morgan (Attorneys) (retired, 1987).

STEPHEN RANDOLPH GROSS; 53 -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON; 61 -- Professor, Babson College (since 1992); former Trustee, The Highland Family of Funds (Investment Company) (from March 1997 to March 1998).

SUSAN B. KERLEY; 50 -- Consultant, Global Research Associates, Inc. (Investment Consulting) (since 1990); Director, Mainstay Institutional Funds (Investment Company) (since 1990).

HEATH B. MCLENDON *; 68 -- Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management
LLC) (since March 1996); Managing Director, Salomon Smith Barney Inc. (since
1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

ALAN G. MERTEN; 59 -- Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999); former Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).

C. OSCAR MORONG, JR.; 66 -- Chairman of the Board of Trustees of the Trust and the Portfolios; Managing Director, Morong Capital Management (since 1993); former Director, Indonesia Fund (Closed End Fund) (1990 to 1999); Trustee, Morgan Stanley Institutional Trust (Investment Company) (since 1993).

R. RICHARDSON PETTIT; 59 -- Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

WALTER E. ROBB, III; 75 -- Director, John Boyle & Co., Inc. (Textiles) (since
1999); President, Benchmark Consulting Group, Inc. (Service Company) (since
1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since 1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); former President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (from 1989 to 2000).

E. KIRBY WARREN; 67 -- Professor and Professor Emeritus, Graduate School of Business, Columbia University (since 1957).




OFFICERS OF THE TRUST AND PORTFOLIOS




Heath B. McLendon;* 68 -- President of the Trust and the Portfolios; Chairman, President and Chief Executive Officer, Smith Barney Fund Management LLC (since March 1996); Managing Director, Salomon Smith Barney (since 1993); President, TIA; Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.




Lewis E. Daidone;* 43 -- Senior Vice President and Treasurer of the Trust and the Portfolios; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President, Smith Barney Fund Management LLC and TIA; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup.




Irving David*; 41 -- Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; former Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.




Frances Guggino*; 44 -- Assistant Controller of the Trust and the Portfolios; Vice President, Citibank (since 1991); Assistant Controller of seventeen investment companies associated with Citigroup.




Paul Brook*; 48 -- Assistant Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; Managing Director, AMT Investors Capital Services Inc. (from 1997 to 1998); Partner, Ernst & Young LLP (from 1990 to
1997); Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup.




Anthony Pace*; 36 -- Assistant Treasurer of the Trust and the Portfolios; Vice President, Mutual Fund Administration for Salomon Smith Barney (since 1986); Assistant Treasurer of twenty investment companies associated with Citigroup. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

Marianne Motley*; 42 -- Assistant Treasurer of the Trust and the Portfolios; Director, Mutual Fund Administration for Salomon Smith Barney (since 1994); Assistant Treasurer of seventy-seven investment companies associated with Citigroup. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

Robert I. Frenkel*; 47 -- Secretary of the Trust and the Portfolios; Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management (since 1994); Secretary of seventeen investment companies associated with Citigroup. Since 1994, when he joined Citibank as a Vice President and Division Counsel, Mr. Frenkel has been responsible for legal affairs relating to mutual funds and other investment products.

Thomas C. Mandia*; 39 -- Assistant Secretary of the Trust and the Portfolios; Director and Deputy General Counsel, Citigroup Asset Management (since 1992); Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.




Rosemary D. Emmens*; 32 -- Assistant Secretary of the Trust and the Portfolios; Vice President and Associate General Counsel, Citigroup Asset Management (since
1998); Assistant Secretary of seventeen investment companies associated with Citigroup; Counsel, The Dreyfus Corporation (from 1995 to 1998). Since 1998, she has been responsible for legal affairs relating to mutual funds and other investment products.




Harris Goldblat*; 32 -- Assistant Secretary of the Trust and the Portfolios; Associate General Counsel, Citigroup Asset Management (since 2000); Assistant Secretary of seventeen investment companies associated with Citigroup; Associate, Stroock & Stroock & Lavan LLP (from 1997 to 2000); Associate, Sills Cummis Radin Tischman Epstein & Gross (from 1996 to 1997); Clerk to the Honorable James M. Havey, P.J.A.D. (from 1995 to 1996). Since 2000, he has been responsible for legal affairs relating to mutual funds and other investment products.


The Trustees and officers of the Trust and Portfolio also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:

TRUSTEES COMPENSATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
                                                 AGGREGATE            AGGREGATE            AGGREGATE             AGGREGATE
                             AGGREGATE           COMPENSATION FROM    COMPENSATION FROM    COMPENSATION FROM     COMPENSATION FROM
                             COMPENSATION FROM   U.S. TREASURY        TAX FREE RESERVES    CALIFORNIA TAX FREE   CONNECTICUT TAX
TRUSTEE                      CASH RESERVES (1)   RESERVES (1)         (1)                  RESERVES (1)          FREE RESERVES (1)
------------------------------------------------------------------------------------------------------------------------------------
Elliott J. Berv              $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
Donald M. Carlton (2)        $0                  $0                   $0                   $0                    $0
------------------------------------------------------------------------------------------------------------------------------------
A. Benton Cocanougher (2)    $0                  $0                   $0                   $0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Mark T. Finn                 $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
Riley C. Gilley              $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
Stephen Randolph Gross (2)   $0                  $0                   $0                   $0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Diana R. Harrington          $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
Susan B. Kerley              $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
Heath B. McLendon (2)        $0                  $0                   $0                   $0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Alan G. Merten (2)           $0                  $0                   $0                   $0                    $0
------------------------------------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.         $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
R. Richardson Pettit (2)     $0                  $0                   $0                   $0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Walter E. Robb, III          $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------
E. Kirby Warren              $_________          $_________           $_________           $_________            $_________
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                             AGGREGATE           PENSION OR                                TOTAL COMPENSATION
                             COMPENSATION FROM   RETIREMENT BENEFITS  ESTIMATED ANNUAL     FROM FUNDS AND FUND
                             NEW YORK TAX FREE   ACCRUED AS PART OF   BENEFITS UPON        COMPLEX PAID TO       NUMBER OF FUNDS IN
TRUSTEE                      RESERVES (1)        FUND EXPENSES        RETIREMENT           TRUSTEES (1)          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Elliott J. Berv              $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
Donald M. Carlton (2)        $0                  None                 None                 $0                    ________
------------------------------------------------------------------------------------------------------------------------------------
A. Benton Cocanougher (2)    $0                  None                 None                 $0                    ________
------------------------------------------------------------------------------------------------------------------------------------
Mark T. Finn                 $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
Riley C. Gilley              $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
Stephen Randolph Gross (2)   $0                  None                 None                 $0                    ________
------------------------------------------------------------------------------------------------------------------------------------
Diana R. Harrington          $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
Susan B. Kerley              $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
Heath B. McLendon (2)        $0                  None                 None                 $0                    ________
------------------------------------------------------------------------------------------------------------------------------------
Alan G. Merten (2)           $0                  None                 None                 $0                    ________
------------------------------------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.         $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
R. Richardson Pettit (2)     $0                  None                 None                 $0                    ________
------------------------------------------------------------------------------------------------------------------------------------
Walter E. Robb, III          $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------
E. Kirby Warren              $_________          None                 None                 $_________            ________
------------------------------------------------------------------------------------------------------------------------------------




(1) Information is for the fiscal year ended August 31, 2001.




(2) Each of these Trustees took office on September 28, 2001, and therefore these Trustees did not receive any remuneration from the
    Funds for the fiscal year ended August 31, 2001.





As of December __, 2001, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank, N.A. or an affiliate, as a Service Agent of the Funds, for the accounts of their respective clients.

The Declaration of Trust of the Trust and each Portfolio provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


MANAGER


Citi Fund Management Inc. acts as the investment manager ("Manager") to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves and makes investment decisions for each Portfolio and such Funds. Currently, advisory services for each of Cash Free Reserves, U. S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for each applicable Fund and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.




Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

         CASH RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $9,422,276, $11,359,641, and $______ respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $_________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $7,935,090, $8,953,280 and $_________ respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $__________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were $________.

         U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $614,718, $858,454, and $________, respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $_________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $842,720, $811,826 and $________, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $__________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were [**voluntarily waived**]. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were $________.

         TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $824,462, $746,484 and $________, respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $_________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Tax Free Reserves to CFBDS, Inc., a former administrator, under a prior Administrative Services Agreement were [**voluntarily waived**]. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $__________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement, after waivers, were $873,949, $826,985 and $________, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were $________.

         CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $383,383, $405,958, and $________, respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by California Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $_________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from California Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $537,738, $569,821 and $_________, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from California Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $__________.

         CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $186,539, $188,830 and $_________, respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by Connecticut Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $_________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $268,250, $280,048 and $_________, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $__________.

         NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $1,436,852, $1,664,831 and $_________, respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by New York Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $_________. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $2,187,095, $2,190,230 and $_________, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $__________.

Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.




The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".



DISTRIBUTOR



Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.




The Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or
(b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.




Class N shares of the Funds and Smith Barney Connecticut Money Market Portfolio
- Class A shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class N shares, and not to exceed 0.10% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Smith Barney Connecticut Money Market - Class A shares. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales for Class N shares and Smith Barney Connecticut Money Market - Class A shares.

The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable Deferred Sales Charges paid by investors. Neither the Class N shares nor the Smith Barney Connecticut Money Market - Class A shares currently impose any sales charges.

The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.

Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the Trust's qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

As contemplated by the Service Plans, the Distributor acts as the agent of the Trust in connection with the offering of shares of the fund pursuant to the Distribution Agreement.




         CASH RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $496,472, $0 and $___, respectively, none of which was applicable to print or electronic media advertising. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $6,231,978 and $6,553,008 respectively. For the period from January 1, 2001 to August 31, 2001, Cash Reserves paid $____ to Salomon Smith Barney.

         U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $176,612, $167,944 and $________, respectively, none of which was applicable to print or electronic media advertising. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $816,578 and $795,597, respectively. For the period from January 1, 2001 to August 31, 2001, U.S. Treasury Reserves paid $____ to Salomon Smith Barney.

         TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $308,091, $288,140 and $___, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $1,291,979 and $1,254,912, respectively. For the period from January 1, 2001 to August 31, 2001, Tax Free Reserves paid $____ to Salomon Smith Barney.

         CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $74,694, $80,084 and $___, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $769,975 and $815,516, respectively. For the period from January 1, 2001 to August 31, 2001, California Tax Free Reserves paid $____ to Salomon Smith Barney.

         CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $22,263, $20,344 and $___, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $410,689 and $440,198, respectively. For the period from January 1, 2001 to August 31, 2001, Connecticut Tax Free Reserves paid $____ to Salomon Smith Barney.

         NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $620,394, $652,984 and $___, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $2,937,943 and $3,153,198, respectively.

Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

CODE OF ETHICS

The Trust, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.




TRANSFER AGENT AND CUSTODIAN

The Trust and each Portfolio has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.


PFPC Global Fund Services, located at Exchange Place, Boston, Massachusetts 02109, serves as the sub-transfer agent with respect to the Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares of the Funds. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Smith Barney Class A and Class Y shares, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.



The Trust and each Portfolio also has entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and Portfolio and sub-transfer agency services are provided for the Class N shares of each Fund and the Portfolios. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Trust's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.




                            8. PORTFOLIO TRANSACTIONS




The Portfolios' and the Trust's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios and the Trust do not anticipate paying brokerage commissions. Any transaction for which a Portfolio or a Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for each Portfolio and for the Trust will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio or Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for a Portfolio or Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio or by the Trust during the fiscal year ended August 31, 2001 to the Manager or any affiliate of the Manager.




             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES




The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.




The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary,(iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares; (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Trust do not have cumulative voting rights. The Trust is not required to hold and has no present intention of holding annual meetings of shareholders, but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.




The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.




The Trust or any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.




The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.




The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.




The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m. Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.


                       10. CERTAIN ADDITIONAL TAX MATTERS

Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Tax Free Fund's overall income and its tax-exempt income) and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

The portion of a Tax Free Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Tax Free Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Tax Free Fund on their federal income tax returns.

Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.

              11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP are the independent and chartered accountants for Cash Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. KPMG LLP are the independent accountants for U.S. Treasury Reserves, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and each of the Tax Free Funds, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.


The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2000 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.

The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent accountants, as experts in accounting and auditing.

The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent accountants, as experts in accounting and auditing.

The audited financial statements of California Tax Free Reserves (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of California Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent accountants, as experts in accounting and auditing.

The audited financial statements of Connecticut Tax Free Reserves (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of Connecticut Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent accountants, as experts in accounting and auditing.




The audited financial statements of New York Tax Free Reserves (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of New York Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent accountants, as experts in accounting and auditing.


A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                     APPENDIX A


RATINGS OF MUNICIPAL OBLIGATIONS*


The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Duff & Phelps represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

--------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST LONG-TERM DEBT RATINGS:


Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classifications Aa and A. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF MUNICIPAL DEBT ISSUANCE:

In municipal debt issuance, Moody's ratings for short-term obligations are designated Moody's Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated VMIG. MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT RATINGS:

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.


Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.



Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM ISSUE RATINGS:

Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.


AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Plus (+) or Minus (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.


DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:


A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

            -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

            Note rating symbols and definitions are as follows:

            SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER RATINGS:


A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND BONDS:


Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:


When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.


DESCRIPTION OF FITCH IBCA DUFF & PHELPS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT RATINGS:


A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.


F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                                                     APPENDIX B


                        ADDITIONAL INFORMATION CONCERNING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to offerings of California issuers. Citi California Tax Free Reserves is not responsible for the accuracy or timeliness of this information.


                               RECENT DEVELOPMENTS


         In the 2001 Budget Act signed on July 26, 2001, the Department of Finance projected that the California economy will continue to grow, but at a more moderate pace. U.S. economic growth has been slower than expected in recent months, and the national slowdown has begun to affect California. Despite a recent rally, stock prices--especially in the high-technology sector--are lower than projected in January. Additionally, while the energy crisis has not yet directly affected the national or California economy, rising wholesale energy costs are expected to have a ripple effect throughout the western United States. Reflecting these developments, forecasts of most economic indicators have been revised down from the 2001-02 Governor's Budget as released in January 2001.

         The California economy avoided the national slowdown during the second half of 2000, entering 2001 with very strong momentum. The State accounted for more than two-thirds of all new jobs created in the nation on an April 2000-to-April 2001 comparison. Of particular note, manufacturing employment, down by 553,000 nationwide over the past year, actually posted a 12,000-job gain in California on an April-to-April comparison.

         Although California's growth continues to outpace the nation by a wide margin, the State is clearly not immune to a nationwide slowdown in economic activity. The early months of 2001 revealed a significant moderation in the State's economic growth. Gains in nonfarm employment, which averaged more than 150,000 each quarter during 2000, slowed to only 41,500 during the first three months of 2001.

         In addition, announcements by several of the State's major companies point to a softening in high-tech jobs in the months ahead. However, to an increasing degree, California companies specialize in the advanced stages of design, research, and development, rather than the actual manufacturing of finished goods and components. Because most technology-oriented firms are reluctant to cut future product development, the effects of the weakness in high-technology goods and services are likely to be somewhat muted in California.

         Given the recent slowing of job growth, non-farm employment this year is likely to moderate to 2.3 percent growth, down from 3.8 percent in 2000. Even though some pickup is projected in 2002, year average growth is expected to be under 2 percent. The unemployment rate--a lagging indicator--is forecast to edge up to 5 percent this year from a 4.9 percent average in 2000, and rise further to 5.7 percent in 2002.

         Construction trends are expected to be mixed. Low interest rates and a large backlog of unmet demand should encourage further gains in new residential construction, with 160,000 new units authorized by building permits in 2001, up from 150,000 in 2000. Next year, homebuilding is expected to reach 166,000 units.

         Although California has avoided the commercial construction excesses of the 1980s, slower job growth, coupled with new supply already under construction, will result in rising commercial and retail vacancy rates, which in turn will discourage new construction starts. After several years of strong double-digit growth, nonresidential permit values (not adjusted for inflation) are expected to slow to 6.4 percent growth this year and 2.6 percent in 2002.

         The Stock Market and Personal Income. Much of last year's extraordinary income growth reflected a surge in stock option incomes--counted in wages and salaries--reflecting the "bubble" in the technology-heavy NASDAQ index that more than doubled in value between mid-October 1999 and early March 2000. Of the $81 billion increase in wages and salaries last year, the Department of Finance estimates that $34 billion or 42 percent was attributable to the increase in the value of stock options exercised.

         As a result of the collapse of this bubble, the projected slowdown in personal income growth--from a 16-year high of 11.5 percent in 2000, to only 2 percent in 2001--is far greater than warranted by the moderation in job gains from 3.8 percent last year to 2.3 percent in 2001. With the NASDAQ having now given up nearly 60 percent from the March 5, 2000 peak, it seems virtually certain that option-generated incomes will fall from last year's elevated levels.



                      RECENT DEVELOPMENTS REGARDING ENERGY



DEVELOPMENT OF THE POWER SUPPLY PROGRAM




         In mid-2000, wholesale electricity prices in California began to rise, swiftly and dramatically. Retail electricity rates permitted to be charged by California's investor-owned utilities had previously been frozen by California law. The resulting shortfall between revenues and costs adversely affected the creditworthiness of the investor-owned utilities and their ability to purchase electricity.

         In January, 2001, the Governor of California determined that the electricity available from California's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California and proclaimed a state of emergency to exist in California under the California Emergency Services Act. The Governor directed the Department of Water Resources of the State ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). The Governor's proclamation under the California Emergency Services Act was followed by the enactment of legislation (Chapters 4 and 9, First Extraordinary Session of 2001, hereafter referred to as the "Power Supply Act") authorizing the Power Supply Program and related orders of the California Public Utilities Commission ("CPUC").

         DWR began selling electricity to approximately 10 million retail end-use customers in California (the "Customers") in January, 2001. The Customers are also served by three investor-owned utilities, Pacific Gas and Electric Company ("PG&E"), Southern California Edison Company ("SCE") and San Diego Gas & Electric Company ("SDG&E") (collectively called the "IOUs"). DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions. DWR electricity is delivered to the Customers through the transmission and distribution systems of the IOUs and payments from the Customers are collected for DWR by the IOUs pursuant to servicing arrangements ordered by the CPUC.




FINANCING THE POWER SUPPLY PROGRAM

         DWR has announced plans to issue approximately $12.5 billion aggregate principal amount of revenue bonds in a series of bond sales to finance and refinance the Power Supply Program. The bonds will be limited obligations of DWR payable solely from revenues and other funds held under the revenue bond trust indenture after provision is made for the payment of power purchase costs and other operating expenses of the Power Supply Program. Revenues will consist primarily of payments to DWR by Customers for electricity. Although DWR may be able to start selling revenue bonds in October, 2001, the timing of the DWR bond sales is dependent upon action by the CPUC and other factors, including potential legal challenges or other impediments to the sales, and cannot be determined with certainty at the date of this Statement of Additional Information.

         Between January 17, 2001 and August 23, 2001, DWR has committed $10.2 billion under the Power Supply Program. DWR's Power Supply Program has been financed by: (i) unsecured, interest-bearing loans from the General Fund of the State ("State loans") aggregating $6.1 billion; (ii) secured loans from banks and other financial institutions aggregating $4.3 billion ("Interim loans"); and
(iii) DWR revenues from power sales to Customers aggregating $2.0 billion through August 23, 2001. Proceeds of the DWR revenue bonds (net of expenses and provisions for capitalized interest and reserve funds) will be used first, to repay the Interim loans, and second, to repay the State loans and provide working capital for the Power Supply Program. The last State loans were made in late June, 2001, before the Interim loans were made; as of August 14, 2001, approximately $1.9 billion of proceeds from the Interim loans had not been contractually committed and was available for Power Supply Program expenditures. The Interim loans are not a general obligation of the State and are not repayable from the General Fund.

         The Administration does not project that the State will need to make additional State loans to support the DWR Power Supply Program even if DWR does not issue its revenue bonds as planned during the 2001-02 fiscal year. DWR projects that its funds on hand as of September 1, 2001 and projected revenues appear to be sufficient to finance the Power Supply Program. The cash needs of the Power Supply Program depend, among other things, on future power purchase costs, the timing and amount of revenues from power sales, the availability of additional interim loans, and the timing of the issuance of revenue bonds by DWR. The Power Supply Act limits loans and advances from the State under the Power Supply Act after November 15, 2001, to amounts required for short-term cash flow purposes of no more than $500 million in the aggregate and requires repayment within 180 days. However, the Governor has the power under the Emergency Services Act to order additional loans or other advances to DWR if needed to further mitigate the emergency.




         The State expects to maintain adequate cash reserves to fund its normal operations during the 2001-02 fiscal year whether or not DWR repays the State loans during the fiscal year. The State plans to issue short-term notes to assure that adequate cash balances are maintained. The State has regularly issued short-term debt in the past to meet its cash flow needs.

POWER SUPPLY PROGRAM AFTER 2002

         DWR's Power Supply Program is designed to cover the shortfall between the amount of electricity required by Customers and the amount of electricity furnished to the Customers by the IOUs (the "net short") until December 31, 2002. Thereafter and until the DWR revenue bonds are retired, DWR will sell electricity purchased under long-term contracts to Customers but under current law is not authorized to provide the balance of any net short required by the Customers (the "residual net short"). The Administration and the CPUC are developing plans to have the IOUs purchase the residual net short after DWR is no longer authorized to do so. Alternatively, it is possible that the Power Supply Program will be extended by legislation or that another State agency will be authorized to develop a successor program.

CPUC ACTION

         Under the California Public Utilities Code, the retail rates of the IOUs are established by the CPUC. The CPUC has authorized substantial rate increases in 2001. Under the Power Supply Act, DWR is directed to establish, revise and notify the CPUC of its revenue requirements for its sales of electricity and repayment of the DWR revenue bonds at least annually, and more frequently as required. In August, DWR submitted its revenue requirement to the CPUC. On August 21, 2001, PG&E filed Pacific Gas and Electric Company v. The California Department of Water Resources, et. al., (Sacramento County Superior Court) contesting the DWR determination that its revenue requirement is just and reasonable in the absence of a public hearing. DWR is vigorously defending this case.

         In September, 2001 the CPUC was expected to consider rate action and related matters, including the establishment of the portion of retail rates charged to Customers for power being sold by DWR (based upon DWR's revenue requirement), the adoption of agreements between DWR and the CPUC and between DWR and each of the IOUs pertaining to the Power Supply Program, and the suspension of the right of Customers to purchase electricity from suppliers, other than DWR and the IOUs until DWR is no longer a supplier of electricity. However, the timing of CPUC action may be impacted by the PG&E lawsuit referred to in the preceding paragraph or appeals or litigation brought by IOUs, consumer groups or other interested parties. Although under State law, appeals and litigation of CPUC actions related to the Power Supply Program must be granted an expedited appeal process, there can be no assurance that any such appeals or litigation will not delay the issuance of DWR's revenue bonds or the implementation of the DWR's rates.


LITIGATION


         A number of lawsuits and regulatory proceeding have been commenced concerning various aspects of the current energy situation. These include disputes over rates set by the CPUC; responsibility for the electricity and natural gas purchases made by the IOUs and the California Independent Systems Operator ("ISO"); continuing contractual obligations of certain small independent power generators; and antitrust and fraud claims against various parties. These actions do not seek a judgment against the State's General Fund, and in some cases neither the State nor the DWR is even a party to these actions. However, these cases may have an impact on the price or supply of energy in California.

Action Contesting the DWR's Revenue Requirement

         See the discussion above under "CPUC Action" relating to Pacific Gas and Electric Company v. The California Department of Water Resources, et al. (Sacramento County Superior Court).

Actions Contesting the California Independent Systems Operator's Authority to Continue to Order Power for PG&E and SCE

         On April 6, 2001, the Federal Energy Regulatory Commission ("FERC") issued an order (FERC Docket No. ER 01-889-002) clarifying that energy producers are not obligated to sell power pursuant to the ISO emergency dispatch orders unless the purchaser was creditworthy. Since this determination, various power producers, including Duke, Reliant, and Dynegy have refused to provide emergency power unless payment is guaranteed by a creditworthy purchaser such as the State. Rehearing petitions have been filed in this matter and are under submission.

Pacific Gas and Electric Bankruptcy and Related Adversary Proceedings

         On April 6, 2001, PG&E filed a voluntary Chapter 11 bankruptcy petition in U.S. Bankruptcy Court for the Northern District of California in San Francisco (In re Pacific Gas and Electric, U.S. Bankruptcy Court, N.D. Cal.). The State has 180 days from April 6, 2001 to assess claims it may have as a creditor of PG&E, including but not limited to, income and property taxes, regulatory fees, fines or penalties and environmental claims, and to file a proof of claim for pre-petition claims.

         On August 7, 2001, the bankruptcy court granted PG&E's motion to set an early deadline for the DWR and any entity claiming through it to file administrative claims for post-petition purchases of electricity on PG&E's behalf. PG&E is not seeking to set a deadline for any other administrative claims. PG&E clarified that the bar date does not apply to "trust funds" collected by it from Customers for power purchased by DWR and sold directly to Customers. PG&E obtained court approval to extend the exclusive period for it to file a plan of reorganization to December 6, 2001 and to obtain acceptances of a plan to February 4, 2002 (if a plan is filed by December 6), without prejudice to seeking a further extension.

         On April 9, 2001, PG&E filed an adversary proceeding in the bankruptcy court seeking declaratory and injunctive relief against the CPUC and its current Commissioners in their respective capacities to prevent the CPUC from implementing or enforcing any order that requires PG&E to make certain transfers between certain regulatory accounts which track PG&E revenues and costs. PG&E asserts that such an order made in early 2000 would have the effect of extending the rate freeze presently in effect, and delaying the time when PG&E can seek rates sufficient to recover its costs of obtaining power. On June 1, 2001, the bankruptcy judge denied PG&E's motion for preliminary injunction ruling that (1) sovereign immunity applies to CPUC, but not to the Commissioners and (2) the automatic stay does not apply to the challenged actions of the Commissioners because those actions constitute an exercise of the CPUC's police and regulatory power. Cross-appeals have been taken to the U.S. District Court.

Other Energy-Related Bankruptcies

         SCE has indicated that it may also seek bankruptcy law protection if the State Legislature does not enact legislation to strengthen SCE's financial position.

         The California Power Exchange (the "PX") filed for protection under Chapter 11 of the Bankruptcy Code on March 9, 2001. The PX formerly served as an independent, non-profit entity responsible for administering the competitive wholesale electricity market in California during the period when the IOUs were required to sell all output of their retained power supply resources to the PX and make all purchases of electric energy needed to serve their retail end use customers from the PX. After the FERC December, 2000 order permitting the IOUs to purchase and sell other than through the PX, PX operations slowed dramatically. The PX suspended trading in its power markets on January 31, 2001.


PROSPECTS



         A combination of relatively mild summer weather, conservation, increased generating capacity, long-term power supply contracts entered into by the DWR and improved generator reliability has allowed the State to avoid the periodic rolling blackouts that had been widely predicted for the summer of 2001. While a severe heat wave or other factors adversely affecting power supplies could still pose a threat of blackouts, it appeared that the State would complete the peak summer demand season with minimal, if any, supply disruption.

         Since January, 2001, the Governor and Legislature have implemented a number of steps through new laws and Executive Orders to respond to the energy problems in the State. These steps include expediting power plant construction and other means of increasing electricity supplies, implementing vigorous energy conservation programs, and entering into long-term power supply and natural gas supply contracts to reduce reliance on spot markets.

         The State Department of Finance believes that the potential economic impacts of the electricity situation, including increased energy costs, are mitigated by the fact that California is a relatively energy-efficient state, ranking 50th among the 50 states in per capita electricity consumption, according to U.S. Department of Energy data for 1999. The Department of Finance estimates that electricity rate increases approved by the CPUC to date amount to less than 0.5 percent of estimated gross State product and should have a relatively minor effect in the State's economy. These effects were considered and included in the economic forecast underlying the May Revision revenue and expenditure estimates.

         While the State expects that the measures described above, coupled with conservation, load management and improved energy efficiency, will continue to enable the State to avoid disruptions of the supply of electricity to the public, and will lower wholesale power prices and ultimately promote the financial recovery of the IOUs, the situation continues to be fluid and subject to many uncertainties. There can be no assurance that there will not be future disruptions in power supplies or related developments which could adversely affect the State's economy, and which could in turn affect State revenues, or the health and comfort of its citizens.

         On April 24, 2001, S&P lowered the State's general obligation bond rating from "AA" to "A+" and S&P's rating outlook remains negative. On May 15, 2001, Moody's lowered the State's general obligation bond rating from "Aa2" to Aa3" and the Moody's rating outlook remains negative. On April 18, 2001, Fitch placed the State's "AA" rating on rating watch-negative. Further revisions or withdrawal of a credit rating could have an effect on the market price of the State's general obligation bonds.

         There is no assurance that such ratings will continue for any given period of time or that they will not be revised again or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. Additional revisions or withdrawals of ratings could have adverse effects on the market price of the State's general obligation bonds.


                   CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

STATE APPROPRIATIONS LIMIT


         The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

         Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriations of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

         The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

         The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

         As of the enactment of the 2001 Budget Act, the Department of Finance projects the State's Appropriations Limit to be $2.089 and $9.819 billion under the State Appropriations Limit in fiscal years 2000-01 and 2001-02, respectively.


PROPOSITION 98


         On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act. Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 becomes a "credit" to schools and the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

         Proposition 98 implementing legislation adopted prior to the end of the 1988-89 fiscal year determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions for the transfer of certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

         During the recession in the early 1990s, General Fund revenues were less than originally projected for several years, so that the original Proposition 98 appropriations were higher than the minimum percentage provided in the law. The Legislature designated the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements with the intention that "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. As a result, per-pupil Proposition 98 funding remained approximately $4,200 between fiscal years 1991-92 and 1993-94.

         In 1992, a lawsuit titled California Teachers' Association v. Gould was filed challenging the validity of these off-budget loans. A settlement of the lawsuit in 1996 requires both the State and K-14 schools share in the repayment of $1.76 billion prior years' emergency loans to schools. The State is repaying $935 million by forgiveness while schools will repay $825 million. The State's share of the repayment is reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment is reflected as part of the appropriations and counts toward satisfying the Proposition 98 guarantee or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

         Substantially increased General Fund revenues in the fiscal years 1994-95 through 2000-01 have resulted in significant increases in the level of Proposition 98 appropriations budgeted for those years. Because of the State's increasing revenues, per-pupil funding at the K-12 level has grown by more than 58 percent since 1991-92, to an estimated $6,678 per pupil in 2000-01. Since the release of the Governor's Budget in January 2001, the projected level of revenue available to the State for fiscal year 2001-02 has declined precipitously. The revenue projection for 2001-02 indicates a decline of approximately $4.3 billion. This drop in revenue has changed the calculation of the General Fund share of the minimum K-14 funding level from approximately $30.9 billion to approximately $27.9 billion. However, despite this decline in the calculated minimum guarantee, the 2001 Budget Act funds K-14 education at more than $3.9 billion above the minimum level and less than three percent under the level proposed in the Governor's Budget released in January 2001. Total funding for K-14, including prior year adjustments due to census changes, yields a funding level of more than $45.4 billion (for $7,002 per pupil at the K-12 level) - an increase of nearly six percent in just the last year. The Budget funds new initiatives to improve achievement in low performing schools, advance technology in high schools, enhance school accountability, provide increased professional development in reading and mathematics and expand principal training.


SOURCES OF TAX REVENUE


         The following is a summary of the State's major revenue sources.


PERSONAL INCOME TAX


         The California personal income tax, which in 1999-00 contributed about 55 percent of General Fund revenues and transfers, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions). The tax is progressive with rates ranging from 1.0 to 9.3 percent. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT") which is much like the federal AMT.

         Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, have become a larger component of personal income taxes in the last few years. For the 2000-01 fiscal year, these two income sources appear to have contributed approximately 23 percent of all personal income tax revenue, a dramatic increase from their 5.6 percent share in 1995-96. The increasing influence that these stock market-related income sources have had on personal income tax revenues over the past few years has added a significant dimension of volatility to this revenue source. For instance, these sources are projected to decline to approximately 17 percent of personal income tax revenues in the 2001-02 fiscal year.


         The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income.

SALES TAX


         The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Sales tax accounted for about 29 percent of General Fund revenue and transfers in 1999-00. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Pursuant to federal law, out-of-state sales to Californians over the internet are not taxed by the State at this time. The State currently imposes a basic 7.00 percent sales tax rate. The breakdown of the basic 7.00 percent rate imposed on a statewide basis in 2001 is:

           o 4.75 percent represents the State General Fund tax rate (expected to increase back to 5.00 percent effective January 1, 2002, due to the sales tax trigger described below).

           o 2.00 percent is dedicated to cities and counties.

           o 0.25 percent is dedicated to county transit systems.

         Legislation in July 1991 raised the sales tax rate by 1.25 percent to its current level. Of this amount, 0.25 percent was added to the General Fund tax rate, and the balance was dedicated to cities and counties. One-half percent was a permanent addition to counties, but with the money earmarked to trust funds to pay for health and welfare programs whose administration was transferred to counties. Another 0.5 percent of the State General Fund tax rate that was scheduled to terminate after June 30, 1993, was extended until December 31, 1993, and allocated to local agencies for public safety programs. Voters in a special election on November 2, 1993, approved a constitutional amendment to permanently extend this 0.5 percent sales tax for local public safety programs.

         Pursuant to prior law, 0.25 percent of a basic 5.00 percent State tax rate could be terminated upon certification by the Director of Finance by November 1 in any year that the balance in the budget reserve for two consecutive years exceeded 4 percent of General Fund revenues. The 0.25 percent rate would be reinstated if the Director of Finance subsequently determined that the reserve would not exceed 4 percent of General Fund revenues. Pursuant to this law, a 0.25 percent cut in the State sales tax occurred on January 1, 2001.

         Legislation enacted as part of the 2001-02 Budget revised this test to provide that 0.25 percent of the basic 5.00 percent State tax rate may be suspended in any calendar year beginning on and after January 1, 2002, upon certification by the Director of Finance by November 1 in any year in which both of the following occur: (1) the General Fund reserve is expected to exceed 3 percent of revenues in that fiscal year and (2) actual revenues for the period, May 1 through September 30 equal or exceed the May Revision forecast. The 0.25 percent rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) and (2) above are not met for that fiscal year. The Administration projects that the 0.25 percent rate reduction that began January 1, 2001, will be reinstated as of January 1, 2002, based on an estimated budget reserve at June 30, 2002, of less than 3 percent of General Fund revenues.


BANK AND CORPORATION TAX

         Bank and corporation tax revenues, which comprised about 9 percent of General Fund revenue in 1999-00, are derived from the following taxes:

           1. The franchise tax and the corporate income tax are levied at an
              8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

           2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.


           3. The alternative minimum tax ("AMT") is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65 percent.


           4. A minimum franchise tax of $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

           5. Sub-Chapter S corporations are taxed at 1.5 percent of profits.

INSURANCE TAX


         The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits. Insurance taxes comprised approximately 2 percent of General Fund revenues and transfers in 1999-00.


OTHER TAXES


         Other General Fund major taxes and licenses include: Estate, Inheritance and Gift Taxes, Cigarette Taxes, Alcoholic Beverage Taxes, Horse Racing Revenues and trailer coach license fees. These other sources totaled approximately 2.0 percent of General Fund revenues and transfers in fiscal year 1999-00.

         The California estate tax is based on the state death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. Along with the recent federal repeal of the estate tax came the phase-out of the State pick-up tax by 2005. The State pick-up tax will be reduced as follows:

           o In 2002 the pick-up tax will be reduced by 25 percent from present law amounts.

           o In 2003 the pick-up tax will be reduced by 50 percent from present law amounts.

           o In 2004 the pick-up tax will be reduced by 75 percent from present law amounts.


Special Fund Revenues

         The California Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various Special Funds. In general, Special Fund revenues comprise three categories of income:

           1. Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

           2. Charges for special services to specific functions, including such items as business and professional license fees.

           3. Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

         Motor vehicle related taxes and fees accounted for about 53 percent of all Special Fund revenues and transfers in 1999-00. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During fiscal year 1999-00, $8.3 billion was derived from the ownership or operation of motor vehicles. This was 3.7 percent below the 1998-99 level, due to tax reductions enacted for vehicle license fees. About $4.4 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners. These amounts include the additional fees and taxes derived from the passage of Proposition 111 in June 1990.

Vehicle License Fee


         Vehicle license fees, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. Chapter 322, Statutes of 1998 ("Chapter 322") established a vehicle license fee offset program, scheduled to be implemented in successive stages if General Fund revenues met certain targets. Pursuant to Chapter 322, vehicle license fees were reduced (offset) by 25 percent beginning January 1, 1999. Later legislation increased the offset to 35 percent for 2000 and the first half of calendar year 2001. Beginning July 1, 2001, the offset will be permanently increased to 67.5 percent. These offset levels are expected to reduce vehicle license fee revenues by $1.763 billion in fiscal year 2000-01, $3.554 billion in 2001-02 and $3.855 billion in 2002-03. The amount will be adjusted thereafter as vehicle sales activity changes.

         Under Chapter 322, a continuous appropriation from the General Fund backfills the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. If in any year the Legislature fails to appropriate enough funds to fully backfill the then-applicable vehicle license fee offset, the percentage offset will be reduced to assure that local governments are not disadvantaged.

         In response to revenue growth, the Legislature provided an additional
32.5 percent vehicle license fee reduction for the period January 1, 2001 through June 30, 2001. This additional reduction is returned to taxpayers in the form of a rebate. The Legislature appropriated $2.052 billion in 2000-01 to fund taxpayer rebates in 2000-01 and a portion of the 67.5 percent offset in 2001-02. Therefore, total tax relief from the vehicle license fee offset and rebates is $3.8 billion General Fund in fiscal year 2000-01 and $2.3 billion General Fund in 2001-02.


Taxes on Tobacco Products

         On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, an additional 25 cents per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research and indigent health services, and environmental and recreation programs.

         Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87 cents per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes of 50 cents per pack. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. Thus, this proposition increased the total excise tax on other tobacco products by an amount equivalent to an increase in the cigarette tax of one dollar per pack. There is litigation pending challenging the enactment of these new taxes.

         The State excise tax on cigarettes of 87 cents per pack and other tobacco product taxes are earmarked as follows:

           o Fifty cents of the per-pack tax on cigarettes, and the equivalent rate levied on non-cigarette tobacco products, go to the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.


           o Twenty-five cents of the per-pack tax on cigarettes, and the equivalent rates levied on non-cigarette tobacco products, are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs. This portion of the excise tax was imposed on January 1, 1989, as voters approved Proposition 99 of 1988.

           o Ten cents of the per-pack tax is allocated to the State's General Fund.


           o The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund. Legislation enacted in 1993 added the additional per pack excise tax for the purpose of funding breast cancer research.

TOBACCO LITIGATION


         In 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion (subject to adjustments) over a period of 25 years. Beyond 2025, payments of approximately $1 billion per year will continue in perpetuity. Under a separate Memorandum of Understanding, half of the money will be paid to the State, and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). During fiscal year 2000-01, the General Fund received $383 million in settlement payments. The Budget forecasts payments to the State totaling $474 million in 2001-02, of which $72 million will go to the General Fund and the balance will be deposited in a special fund to pay certain healthcare costs.

         The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments for decreases in cigarette sales and certain types of federal legislation. Settlement payments can increase due to inflation or increases in cigarette sales. The "second annual" payment, received in April 2001, was 7.2 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. If any of the companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages.

                      PRIOR FISCAL YEARS' FINANCIAL RESULTS

         Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.


         The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-00) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.


         The 2000 Budget Act, signed by the Governor on June 30, 2002, assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-00 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-00 and reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties available from surpluses in the prior year. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

         The extraordinary fiscal resources available in 2000-01 allowed the State to provide significantly increased funding for K-12 schools, higher education and health and human services.




         New funding was also provided on a one-time basis to local governments. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.



         A total of about $1.5 billion of tax relief was enacted as part of the budget process. The vehicle license fee reduction, started in 1998, was accelerated to the final 67.5 percent level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year 2001-02. A one-time Senior Citizens Homeowner and Renters Tax Assistance program will cost about $154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for child care expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.



         The 2001-02 Governor's Budget released on January 10, 2001, provided revised 2000-01 revenue and expenditure estimates. These estimates were further updated on May 14, 2001, with the release of the May Revision to the Governor's Budget (the "May Revision") and at the time of adoption of the 2001 Budget Act in July, 2001. The latest estimates project General Fund revenues in 2000-01 of $78.0 billion, $4.1 billion above the 2000 Budget Act estimates and $1.1 billion above the 2001-02 Governor's Budget estimate, reflecting the continuing positive revenue impact of the State's strong economy through the end of calendar year 2000. Expenditures in 2000-01 were estimated to be $80.1 billion, about $1.3 billion above the Budget Act estimates. The Department of Finance estimated in the 2001 Budget Act that the June 30, 2001 SFEU balance, the budget reserve, will be approximately $6.3 billion, a substantial increase over the 2000 Budget Act estimate of $1.78 billion. This reserve has been virtually entirely used to provide advances to support the Department of Water Resources power purchase program without the need for the General Fund to seek internal or external borrowing for that purpose.

                              CURRENT STATE BUDGET

         The discussion below of the fiscal year 2001-02 budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2001 Budget Act, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.


FISCAL YEAR 2001-02 BUDGET


         Background. The 2001-02 Governor's Budget, released January 10, 2001, estimated 2001-02 General Fund revenues and transfers to be about $79.4 billion and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-01. The Governor proposed budget reserves in 2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.

         The May Revision disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. See "Revenue and Expenditure Assumptions" below. The 2001 Budget Act projects General Fund revenues in 2001-02 will be about $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates and $4.3 billion below the estimate in the 2001-02 Governor's Budget. Most of the drop is attributed to the personal income tax, which reflects both slower job and wage growth and a severe decline in capital gains and stock option income, which is included in personal income tax statistics. Lower corporate earnings are projected to result in a drop in the corporate income tax, while sales taxes are projected to increase slightly.




         Fiscal Year 2001 Budget Act. The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The Governor vetoed almost $500 million General Fund expenditures from the Budget passed by the Legislature. The spending plan for 2001-02 includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilizes more than half of the budget surplus as of June 30, 2001, but still leaves a projected balance in the SFEU at June 30, 2002 of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumes that, during the course of the fiscal year, the $6.1 billion advanced by the General Fund to the Department of Water Resources for power purchases will be repaid with interest. See "Recent Developments Regarding Energy" above.

         The 2001 Budget Act also includes Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The State anticipates issuing approximately $5.7 billion of revenue anticipation notes during the fiscal year as part of its cash management program.

         Some of the important features of the 2001 Budget Act are the following:

                  1. Proposition 98 per pupil spending was increased by 4.9 percent to $7,002. Total General Fund spending of $32.4 billion for K-12 education fully funds enrollment and cost of living increases and also provides additional funding for a number of programs, such as teacher and principal training programs, instructional and student achievement improvement programs, energy cost assistance, and high-tech high schools.

                  2. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3 percent student growth at community colleges.

                  3. Health, welfare and social services generally are fully funded for anticipated caseload growth. The 2001 Budget Act adopts an Administration proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs.

                  4. In addition to $4.3 billion of continuing tax relief, the 2001 Budget Act contains about $125 million in new General Fund tax relief, primarily for senior citizens property tax assistance and certain new tax credits aimed at rural areas and agricultural equipment. As noted above, the Legislature modified the law permitting a 0.25 percent cut in the state sales tax rate if the General Fund reserve exceeds three percent of revenues in the current fiscal year. This change is not expected to impact the 2001-02 fiscal year.

                  5. The 2001 Budget Act alters the six-year transportation funding plan started in the 2000-01 fiscal year. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and this transfer will take place during the 2003-04 to 2007-08 fiscal years. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over the 2001-02 and 2002-03 fiscal years. To allow all current projects to remain on schedule through 2002-03, the legislation authorized certain internal loans from other transportation accounts. Part of the Budget Act compromise was an agreement to place on the March 2002 statewide ballot a constitutional amendment which would make permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes.

                  6. The 2001 Budget Act provides significant assistance to local governments including $232.6 million for the COPS and county juvenile justice crime prevention programs, $209 million for mental health and social services, $154 million for street and road maintenance, $124 million for various public safety programs and $34 million for environmental protection.


                                   LITIGATION

         The State is a party to numerous legal proceedings. The following are the most significant pending proceedings as reported by the Office of Attorney General.


         On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs are being submitted; no date has yet been set for oral argument.

         The State is involved in ongoing litigation, Hayes v. Commission on State Mandates, related to State mandate test claims, initially filed in 1980 and 1981, concerning the costs of providing special education programs and services to disabled children. After 20 years of litigation, on October 26, 2000, the Governor announced that the parties had agreed, in principle, to a settlement under which schools would receive (1) $520 million in retroactive payments -- $270 million immediately, plus $25 million for the next 10 years, and (2) $100 million per year for ongoing costs. All school districts, county offices of education, and Special Education Local Planning Areas have approved the settlement and legislation ratifying the settlement (Senate Bill 982) has been signed by the Governor.

         In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. State, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. No trial date has been set. The State is vigorously defending the action.

         The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, California v. J. B. Stringfellow, Jr. et al., the State is seeking recovery for the past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial on the coverage action is not expected to begin until late 2002 at the earliest.

         The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery of damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of the plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. After a four month trial, the matter was taken under submission by the trial judge.

         In County of San Bernardino v. State Department of Health Services and Barlow Respiratory Hospital v. State Department of Health Services, which are being tried together in state court, plaintiffs seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs in Orthopedic Hospital v. Belshe, a federal court action, seek the same relief on a prospective basis. Plaintiffs in the state court action have estimated that the retroactive damages could exceed $500 million. Should prospective relief be granted, the State's costs could increase by more than $100 million per year in future years. The State is vigorously defending these cases. The trial in the County of San Bernardino and Barlow cases is scheduled to have three phases: law, fact and remedy phases. The state court litigation has been stayed pending settlement negotiations which have resulted in settlement of all three cases for $350 million in retroactive payments and a 30 percent increase in reimbursement rates beginning July 1, 2001, with 3.33 percent increases in each of the following three years. This settlement is subject to approval by the United States Department of Health and Human Services, Health Care Financing Administration.

         The State is involved in three refund actions, California Assn. Of Retail Tobacconists (CART), et al. v. Board of Equalization, et al., Cigarettes Cheaper! et al. v. Board of Equalization, et al. and McLane/Suneast, et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, which the voters passed in 1998 to establish the Children and Families Commission and local county commissions and to fund early childhood development programs. CART and Cigarettes Cheaper! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Trial of these three consolidated cases commenced on September 15, 2000, and concluded on November 15, 2000. A final statement of decision issued on December 7, 2000, and judgment in favor of all defendants as to all 30 consolidated counts was entered on January 9, 2001. The McLane/Suneast and U.S. Tobacco plaintiffs timely appealed all "double tax" issues, and the CART and Cigarettes Cheaper! plaintiffs timely appealed these and all other issues. Due to the challenge of the provisions on its face, there is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.

         In FORCES Action Project et al. v. State of California et al., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have appealed. Briefing has been completed. Oral argument was held on June 14, 2001. The case is under submission.

         Arnett v. California Public Employees Retirement System, et al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula which determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of 40. CalPERS has estimated the liability to the State as approximately $315.5 million were the plaintiffs to prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. In turn, the Ninth Circuit remanded the case to the District Court. Thereafter, the EEOC intervened in this action. In December 2000, the State filed a motion for summary judgment based on sovereign immunity and constitutional grounds. The parties are engaged in settlement discussions. No trial date is set.

         On March 30, 2000, a group of students, parents, and community based organizations brought suit, on behalf of the school children of the Los Angeles Unified School District ("LAUSD"), against the State Allocation Board ("SAB"), the State Office of Public School Construction ("OPSC") and a number of State officials (Godinez, et al. v. Davis, et al. ) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated new public school construction funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs seek only prospective relief, alleging that the current SAB method of allocating new construction funds is neither reasonable nor fair to large, urban school districts. The Plaintiffs allege the present allocation method does not dispense new construction funds on priority of greatest need basis. On December 13, 2000, the parties reached an agreement under which plaintiffs and intervenors agree that the regulations adopted by the SAB at its meeting of that date, adequately address the needs of LAUSD. Assuming no future substantive changes in the regulations, the lawsuit will not go forward and will eventually be dismissed. On or about December 8, 2000, a related lawsuit was filed in Sacramento County Superior Court by the Coalition for Adequate School Housing ("CASH"). CASH seeks a writ of mandate against the SAB to prevent the distribution of new school construction funds according to the newly adopted regulations. CASH seeks distribution of the new school construction funds on a first come, first served basis. The SAB has filed an answer. The CASH petition was set for hearing on September 24, 2001, in Los Angeles County Superior Court. The Attorney General is of the opinion that neither the Godinez nor the CASH lawsuit affects the validity of any State bonds, nor the authority of the State to issue bonds under the current authorization granted by the finance committees.

         In Charles Davis v. California Health and Human Services Agency, the plaintiff has brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at a San Francisco-run 1,200 bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. The State has filed an answer. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiff prevail, the State's liability could exceed $400 million. The state is vigorously defending this action.

         In Stephen Sanchez, et al. v. Grantland Johnson et al., the plaintiffs have brought a class action in Federal District Court for the Northern District of California, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons. The State has filed a responsive pleading and is vigorously contesting the case. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiffs prevail, the State's liability could exceed $400 million.


LITIGATION RELATING TO ENERGY MATTERS

         ACTIONS SEEKING COMPENSATION FOR BLOCK FORWARD CONTRACTS COMMANDEERED BY THE GOVERNOR


         The California Power Exchange ("Power Exchange") has filed a claim with the State Victim Compensation and Government Claims Board (the "Board") seeking compensation from the State as a result of the commandeering by the Governor under Executive Orders of certain block forward power purchase contracts from SCE and PG&E in February 2001. The claim asserts the value of the SCE contracts to be approximately $682.5 million and the value of the PG&E contracts to be approximately $380.2 million for a total claim of approximately $1.0627 billion. The State disputes the amount of this claim. In addition, SCE and PG&E have filed claims with the Board seeking unspecified amounts of compensation in the form of damages resulting from the commandeering of the block forward contracts. Both PG&E and the Power Exchange have filed for protection under Chapter 11 of the federal Bankruptcy Code. The Board has consolidated the briefing and hearing of these three claims.

         As of August 17, 2001, the Board had received approximately 29 additional claims from power producers and generators each of which provided some of the power ultimately used by the utilities. In addition, on May 31, 2001, the Power Exchange amended its original March 16, 2001 claim to provide that it be made not only on its own behalf but also on behalf of all market participants for whose benefit the Power Exchange had the right to liquidate the commandeered block forward contracts referred to in its original claim. The Power Exchange has not definitively identified by name these market participants, but the State believes they number approximately 77. The Board has selected an administrative law judge to determine three issues relating to these claims: (1) whether the Board should order the claimants to obtain relief from the automatic stays imposed by the respective bankruptcy courts, (2) whether the Board should order the Power Exchange to identify in writing every party it claims is included within its amended claim, and (3) whether the Power Exchange has the authority to represent those parties in its amended claim.

         The State has been served with three inverse condemnation complaints arising from the Governor's commandeering of the block forward contracts in early February. Pacific Gas and Electric Company v. The State of California was filed in San Francisco County Superior Court on July 16, 2001. California Power Exchange Corporation v. State of California and Reliant Energy Services, Inc. v. The State of California were filed in Los Angeles County Superior Court on July 20, 2001. Each plaintiff seeks unspecified amounts as just compensation and related damages for the alleged taking of their respective competing claims to the block forward contracts resulting from the Governor's commandeering. The State has filed a demurrer to the complaint filed by PG&E and will shortly be responding to the other complaints. The Power Exchange seeks coordination of all three actions before a specially selected judge in Los Angeles County Superior Court.



                            ADDITIONAL CONSIDERATIONS

California Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from California State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                     APPENDIX C

                        ADDITIONAL INFORMATION CONCERNING
                        CONNECTICUT MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Citi Connecticut Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                         CERTAIN ECONOMIC CONSIDERATIONS

Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. More than one-quarter of the total population of the United States and approximately 60% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, and slowed substantially during later decades. The State has extensive transportation and utility services to support its economy.

Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s and steadily increasing growth during the rest of the 1990s; employment which fell during the early 1990s but has risen steadily during the rest of the decade to the levels achieved in the late 1980s; and the unemployment rate, which is the lowest in a decade and lower than the regional and national rate.

Manufacturing has traditionally been of prime economic importance to Connecticut but has declined during the last decade. Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry. The State is also a leading producer of military and civilian helicopters. Employment in the transportation equipment sector is followed by fabricated metals, nonelectrical machinery, and electrical equipment for the total number employed in 1999.

During the past ten years, Connecticut's manufacturing employment was at its highest in 1990 at over 341,010 workers. Since that year, employment in manufacturing was on a downward trend with only a slight increase in 1997 and 1998. A number of factors, such as heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs in Connecticut rebounded in 1997 and further improved in 1998, but continued to decline to a recent low of 269,160 in 1999. The total number of manufacturing jobs dropped 71,580 and 21.1% for the ten year period since 1990.


One important component of the manufacturing sector in Connecticut is defense related business. Approximately one-quarter of the manufacturing establishments and approximately one-quarter of the manufacturing employees are involved in defense related businesses. Nonetheless, this sector's significance in the State's economy has declined considerably. Connecticut has witnessed a marked reduction in the amount of federal spending earmarked for defense related industries in the State. In fiscal 1999, Connecticut received $3,169.4 million of prime contract awards. This accounted for 2.8% of national total awards and ranked twelfth in total defense dollars awarded and fourth in per capita dollars awarded among the 50 States. In fiscal year 1999, Connecticut had $966 in per capita defense awards, compared to the national average of $421. As measured by a three year moving average of defense contract awards as a percent of Gross State Product, awards to Connecticut based firms has fallen to 2.0% of Gross State Product in fiscal 1999, down from 5.1% of Gross State Product in fiscal year 1990.


Connecticut is a leading producer of aircraft engines and parts, submarines, and helicopters. The largest employers in these industries are United Technologies Corporation, including its Pratt and Whitney Aircraft Division with headquarters in East Hartford, and Sikorsky Aircraft Corporation in Stratford, as well as General Dynamics Corporation's Electric Boat Division in Groton.

Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 84% by 1999. This trend has decreased the State's dependence on manufacturing. The State's non-manufacturing sector expanded by 2.7% in 1999 as compared to approximately 2.1% in each of the previous three years. Services, retail and wholesale trade, state and local government, as well as finance, insurance and real estate ("FIRE") collectively comprise approximately 90% of the State's employment in the non-manufacturing sector.

                        FISCAL CONDITION IN RECENT YEARS


The State finances most of its operations through its General Fund. However, certain state functions, such as the state's transportation budget, are financed through other state funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted Federal grants account for most of the other General Fund revenue.


The Governor submitted his proposed budget document to the legislature on February 10, 1999. The budget document included a proposed General Fund budget for fiscal year 1999-2000 and fiscal year 2000-2001. Special Act No. 99-10 made General Fund appropriations and set forth estimated revenues for the 1999-2000 and 2000-2001 fiscal years, and constitutes the adopted budget.

The adopted budget for fiscal year 1999-2000 anticipated General Fund revenues of $10,646.0 million and General Fund expenditures of $10,581.6 million, with an estimated year end surplus of $64.4 million. For fiscal year 2000-2001, the adopted budget anticipated General Fund revenues of $11,090.0 million and General Fund expenditures of $11,085.2 million, with a surplus of $4.8 million. The adopted budget was within the expenditure limits prescribed by Article XXVIII of the Amendments to the Constitution of the State of Connecticut in conjunction with Section 2-33a of the General Statutes, $68.6 million below the cap in fiscal year 1999-2000 and $59.3 million below the cap in fiscal year 2000-2001.

The Governor is required by statute to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report shall include any recommendations for adjustments and revisions to the enacted budget. On February 9, 2000, the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for the 1999-2000 and 2000-2001 fiscal years. Special Act No. 00-13 containing the General Assembly's Midterm Budget Adjustments for fiscal years 1999-2000 and 2000-2001 was passed by both Houses, and was signed into law by the Governor on May 5, 2000.

As part of the Midterm Budget Adjustments for the 1999-2000 fiscal year, the General Assembly appropriated substantially the entire projected 1999-2000 surplus. The appropriation of the projected surplus necessitated a declaration from the Governor in order for the General Assembly to appropriate funds beyond the limits of the State's expenditure cap.

Midterm Budget Adjustments for the 2000-2001 fiscal year anticipated General Fund revenues of $11,281.3 million, General Fund expenditures of $11,280.8 million and an estimated General Fund surplus of $0.5 million. Pursuant to Amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes, the Midterm Budget Adjustments would result in a fiscal 2000-2001 budget that remained within the limits imposed by the expenditure cap. For fiscal 2000-2001, permitted growth in capped expenditures was estimated at 5.48%. The Midterm Budget Adjustments would result in a fiscal 2000-2001 budget that is $49.4 million below expenditure cap.


The adopted budget for fiscal 2000-2001 anticipated General Fund revenues of $11,281.3 million and General Fund expenditures of $11,280.8 million, resulting in a projected surplus of $0.5 million. By statute, the State's fiscal position is reported monthly by the Comptroller. This report compares revenues already received and the expenditures already made to estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. This report estimates 2000-2001 fiscal year General Fund revenues of $12,041.9 million, General Fund expenditures of $11,411.0 million and an estimated operating surplus of $630.9 million, as a result of an increase in estimated revenue that more than offset the increase in estimated expenditures. Estimated revenues have been revised upward by $760.6 million from the enacted budget plan, mostly from personal income tax, federal grants, sales and use tax, and corporation tax. The information in the Comptroller's monthly reports contains only estimates and no assurances can be given that subsequent estimates or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2000-2001 operations of the General Fund.


By statute, any unappropriated surplus, up to five percent of General Fund expenditures, shall be deposited into the Budget Reserve Fund. After transferring the amount which is required to meet the five percent rule of the statutes, the balance will be used pursuant to Amendments to the Constitution of Connecticut to reduce bonded indebtedness or for other purposes permitted by said Amendment.


On February 7, 2001, the Governor introduced his proposed budget for the upcoming fiscal 2001-03 biennium. Contained within that proposal are numerous initiatives to spend down the surplus, which at that time was projected to be $501.0 million. Of the $501.0 million projected surplus for fiscal 2000-2001, $28.9 million is proposed to be set aside to maintain the 5% statutory requirement on the budget reserve fund. This will increase the budget reserve fund from $564.0 million to $592.9 million. In addition, the Governor is proposing to use $292.5 million of this year's surplus for debt avoidance or retiring other obligations. The Governor is proposing that the remaining $179.6 million will be used for other one-time expenditures that seek to improve the economic well being of the State and improve citizens' quality of life. The Governor proposed that any increase in surplus beyond the $501.0 million projection be used for debt avoidance. These proposed changes will exceed the limits imposed by the expenditure cap, thereby requiring a three-fifths vote of each house of the General Assembly for enactment.

The Governor submitted his proposed budget document to the legislature on February 7, 2001. As required by statute, the budget document included a proposed General Fund budget for fiscal year 2001-2002 and fiscal year 2002-2003. The proposed budget anticipates General Fund revenues of $11,858.2 million and $12,400.3 million in fiscal 2001-2002 and fiscal 2002-2003, respectively. General Fund appropriations total $11,858.0 million and $12,400.1 million in fiscal 2001-2002 and fiscal 2002-2003, respectively. For fiscal 2001-2002, General Fund appropriations would increase by 4.0% over estimated expenditures for fiscal 2000-2001 and would increase by 4.6% in the second year of the biennium. Based upon these levels of appropriations, the proposed budget would remain within the strictures of the State's Constitutional expenditure cap, a full $91.5 million below the fiscal 2001-2002 expenditure cap and $80.7 million below the fiscal 2002-2003 cap.

The proposed budget makes several modest modifications to the state's tax law. The most significant change is the repeal of the 5.75% sales tax on hospital services. This will reduce revenues by $111.4 million in fiscal 2001-2002 and $114.8 million in fiscal 2002-2003. The Governor is also proposing to raise the exemption on articles of clothing and footwear from $75 to $125 per item. This will reduce general fund revenues by $32.9 million in fiscal 2001-2002 and $34.5 million in fiscal 2002-03. Finally, several smaller tax changes are being proposed totaling $7.2 million in each year of the biennium.

The proposed budget anticipates significant expenditure changes in several areas. The most significant change contained in the budget is the elimination of the disproportionate share appropriation related to uncompensated care provided by hospitals in the state. The expenditure savings of $207 million is being partially offset by an increase of approximately $100 million in Medicaid, General Assistance, and Department of Mental Health and Addiction Services reimbursements to hospitals. Also within the Department of Social Services is the annualization of the HUSKY Adult program totaling $25.6 million in the first year of the biennium and $31.6 million in the second year of the biennium. Reflecting the Governor's emphasis on state support of community-based services in the mental health area, the recommended budget expands support for private providers by adding funds for a cost of living increase. In addition, funds are being made available for enhanced community services. These changes, when combined with an interagency transfer of responsibility, would increase the Department of Mental Health and Addiction Services' budget by $103.3 million in fiscal 2002-03 over the current fiscal year. The state's largest support for local education is through the Education Cost Sharing (ECS) formula. The recommended budget would increase this grant by $73.5 million by the second year of the biennium over fiscal 2000-2001 estimated expenditures. This increase is due solely to funding for enrollment growth. In addition, in order to accelerate the phase out of the formula cap, which had previously limited the growth the formula provided to wealthier towns, the Governor's budget proposes to reallocate $25 million in fiscal 2001-2002 and $50 million in fiscal 2002-2003 from the Mashantucket Pequot and Mohegan grant to the ECS grant. The cap is expected to be fully phased-out by fiscal 2003-2004. Due to the projected increase in incarcerated individuals in the state's prison system, the state's Department of Corrections budget is recommended to expand by almost $58 million by fiscal 2002-2003 over fiscal 2000-2001. With the expansion of the Connecticut Community KidCare program within the Department of Children and Families, expenditures will rise $15.0 million in the first year of the biennium and $23.7 million in the second year of the biennium. In anticipation of new court house openings, the incorporation of the county sheriffs system within the general fund and the expansion of the alternative incarceration program, the Judicial Department will see its expenditures increase by $57.7 million between fiscal 2000-2001 and fiscal 2002-2003.

The Governor's proposed budget also includes an increase in general obligation bond authorizations of $1,020 million to take effect in fiscal 2001-2002 and $1,172 million to take effect in fiscal 2002-2003. These increases are in addition to $146 million and $100 million in existing authorizations which take effect in such fiscal years. Recommended revenue bond authorizations would increase $81 million in fiscal 2001-2002 and $158 million in 2002-2003, and special transportation bond authorizations would increase $196 million in each fiscal year.

The legislative session ended on June 6, 2001. No budget or major bond authorization bill was voted on by either the Senate or the House of Representatives during the session. A special session was convened immediately following the end of the regular session for consideration of the budget, bond authorization bills and other matters.

As of June 20, 2001 the legislature had not adopted a budget for the biennium or any part of the 2001-2002 fiscal year or any major bond authorization bill or any bill applying any surplus from the 2000-2001 fiscal year. Discussions between legislative leaders and the Governor's office have been taking place. If a budget is not adopted before the beginning of the 2001-2002 fiscal year, the legislature could adopt interim spending plans pending the adoption of a budget. It is unclear whether any such interim spending plans will be adopted, what the level of services would be under any such interim spending plans, if adopted, whether any such interim spending plans would cover all periods of time until a budget is adopted, and what the level of services might be if no such interim spending plan were adopted. It is not clear when a consensus will emerge sufficient for passage into law of a budget act or legislation applying the surplus. It is also not clear when a budget act will become law and there can be no assurance that the budget, as finally enacted, will not differ from the budget proposals of the Governor.


The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 4.5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions ranging from $12,000 to $24,000 are available to taxpayers in taxable year 2001 with the lower end of the range increasing annually to $15,000 by taxable year 2007 for certain taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to trusts or estates. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 4.5% with a rate of 3% applicable to taxable income up to certain amounts. Subsequent legislation has increased the amount of taxable income subject to the 3% rate. By tax year 1999 and thereafter, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer is taxed at the 3% rate. In addition, an income tax credit for property taxes paid has been increased to a maximum of $500 per filer. Taxpayers are also subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.


The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the production, fabrication, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparation or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed, with certain exceptions, on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. The tax rate for sales and use taxes is 6%. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.


The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies are exempt from this tax. For taxable years commencing on or after January 1, 1999, this exemption extends to domestic insurance companies. The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods. The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. The Income-Base Tax had been levied at the rate of 10.75% in 1996 and was phased down over subsequent years to 7.5% for taxable years commencing on and after January 1, 2000. The second method of computing the Corporation Business Tax, from which domestic insurance companies are exempted, is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or in part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax under all three methods, determine which calculation produces the greatest tax, and pay that amount to the State.

Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospitals until April 1, 2000, taxes on public service companies, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes, taxes on admissions and dues and other miscellaneous tax sources.

Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 2000 were made for the purposes of providing medical assistance payments to the indigent and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.

Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.


The Supreme Court has ruled that the provisions of the constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which has not yet occurred. In the interim, the General Assembly has been following a provision of the General Statutes, which contains the same budget cap as the constitutional amendment. In addition to the exclusion of debt service from the budget cap, this statute also excludes statutory grants to distressed municipalities, expenditures to implement federal mandates and court orders in the first fiscal year in which such expenditures are authorized, and payments from surplus for certain debt retirement and additional state employee pension contributions.


By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of
(1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. As a result, the State had a debt incurring margin as of November 1, 2000 of $1,982,431,156.

                            ADDITIONAL CONSIDERATIONS

The classification of Citi Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.

Citi Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.

Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. Please see Appendix E of this Statement of Additional Information for information concerning the economy of Puerto Rico.

               RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS

Moody's, Standard & Poor's and Fitch IBCA assigned their municipal bond ratings of Aa2, AA and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                                   LITIGATION

The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in the aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process. The plaintiffs filed a motion on December 28, 2000 seeking to have the Superior Court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision.


The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff class members be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury and the class of plaintiffs has been expanded to include persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services. The Court in 1998 expanded the class of plaintiffs to include persons who are or have been in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case without reference to a particular facility. The trial in this case took place in March 2001. No decision has been rendered.


Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS.

Donald P. Karp, Administrator of the Estate of Leslie J. Karp v. State of Connecticut is a Superior Court action brought in 1999, pursuant to a grant of permission to sue by the legislature, seeking money damages for the death of Leslie J. Karp, M.D., who was killed in a head on collision with a vehicle operated by Edward Kiley. The plaintiff alleges that the death of his decedent was caused by the carelessness and negligence of the State through the Office of Adult Probation in their supervision of Kiley who was placed in the suspended prosecution program. A stipulated judgment was entered on October 23, 2000 in the amount of $1.5 million. It was further provided that each side would pay its own costs and attorney's fees. This case is now closed.

Hospital Tax Cases. In 1999 several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings and for partial refunds of sales tax imposed upon patient care services. The hospitals claim that these taxes should not be imposed with regard to charges for tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits.

PTI, Inc. v. Philip Morris et al. was filed in the Federal Court for the Central District of California in 1999 against the State of Connecticut and the Attorney General in his official and individual capacities. The plaintiffs reimport and distribute cigarettes that have previously been sold by their manufacturers to foreign markets. The plaintiffs challenge certain provisions of the 1998 Master Settlement Agreement (MSA) entered into by virtually all states and territories to resolve litigation by the respective states against the major domestic tobacco companies. The plaintiffs further challenge certain state statutes, including those banning the sale of re-imported cigarettes, so-called Non Participating Manufacturer statutes, that would decrease the price advantage that re-imported cigarettes enjoy over other cigarettes. The plaintiffs claim that various provisions of the MSA and these state statutes violate the federal constitution, antitrust and civil rights laws. The plaintiffs seek declaratory and injunctive relief, compensatory, special and punitive damages, plus attorneys fees and costs. The court has granted the State's motion to dismiss the case.

Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs.

While the various cases described in this paragraph involving alleged Indian Tribes do not claim significant monetary damages from the State, the cases are mentioned because they claim sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership of land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, Orange, Shelton and Seymour. There may be additional suits filed by other alleged Indian Tribes claiming ownership of land located in the State of Connecticut but to which the State is not a party. One such claim involves the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add land holdings of the Tribe outside of its reservation to the land held in trust for its benefit by the Department. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe. The United States Court of Appeals for the Second Circuit has recently rejected the State's claim that the Federal Settlement Act does not allow the Federal Department of the Interior to take this additional land and add it to the Tribe's reservation land. The parties may seek review of this decision, but, in any event, additional issues remain to be decided in the case and the Second Circuit remanded the case for further proceedings.

On September 23, 1999 former State Treasurer Paul J. Silvester pleaded guilty in Federal District Court of Connecticut to charges of racketeering, bribery and money laundering. The guilty pleas related to solicitations, for himself and others, of bribes and rewards in return for directing investments of State pension funds. The office of the United States Attorney for Connecticut has stated that the investigation by his office is continuing. Representatives of the Internal Revenue Service and the Securities and Exchange Commission are also investigating. The Office of the Treasurer is cooperating with all investigations.

In April 2000 former Assistant Treasurer George M. Gomes pleaded guilty to a mail fraud charge related to the matters under investigation. In response to concerns about the activities of the former treasurer, Treasurer Denise L. Nappier proposed, and the General Assembly passed, legislation under Public Act No. 00-43 which requires additional oversight by the Investment Advisory Council over pension fund investments and increases public disclosure by firms providing investment services to the Treasurer's office.

                                                                     APPENDIX D


                        ADDITIONAL INFORMATION CONCERNING
                         NEW YORK MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements and updates to official statements relating to securities offerings of New York issuers. Citi New York Tax Free Reserves is not responsible for the accuracy or timeliness of this information.


                            CURRENT ECONOMIC OUTLOOK



         New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.




         Continued growth is projected for the State's economy for 2001 in employment, wages, and personal income, although growth will moderate significantly from the rates achieved in 2000. Overall employment is expected to grow at a much more modest rate than in 2000, reflecting the slowdown in the national economy. New York personal income is estimated to have grown by 7.5 percent in 2000, fueled in part by a large increase in finance sector bonus payments and strong growth in total employment. State personal income is projected to grow 4.5 percent in 2001. The slowdown in growth is attributable primarily to slower employment growth and expected weakness in income payments, particularly bonuses, in the financial sector.




         Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. Many uncertainties exist in any forecast of the national and State economies. Given the recent volatility in financial markets, such uncertainties are more pronounced at this time. For example, a sustained downturn in the financial markets is possible. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of such a downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

         Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are capital gains realizations and finance sector bonus income. Historically, financial sector bonus income has been closely tied to security firm profits. With many Wall Street profit making activities (such as initial public offerings and mergers and acquisitions) now significantly below 2000 levels, the Division of the Budget (DOB) is forecasting a significant decline in financial sector profits for 2001. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for this year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and could easily fall below (or rise above) expectations.


2001-02 FISCAL YEAR



         As of July 27, 2001, the State had not yet enacted a budget for the 2001-02 fiscal year, which began on April 1, 2001 but did enact appropriations for State-supported, contingent contractual, and certain other debt service obligations for the entire 2001-02 fiscal year on March 29, 2001. The State has also passed legislation that extends certain revenue-raising authority and makes interim appropriations for State personal service costs, various grants to local governments, and certain other items through August 2, 2001. In prior years, the State enacted similar interim appropriations to permit the State to continue operations until final action on the Executive Budget.

         On February 13, 2001 the Division of the Budget issued a revised Financial Plan (the "February Financial Plan") that incorporated the Governor' s amendments to his 2001-02 Executive Budget. The February Financial Plan projected total General Fund receipts, including transfers from other funds, of $42.66 billion in the 2001-02 fiscal year, an increase of $200 million over the Executive Budget forecast. The February Financial Plan also added $250 million in income tax receipts to the Debt Reduction Reserve Fund (DRRF). Total disbursements, including transfers to other funds, remained unchanged at $41.34 billion. The Governor proposed retaining the additional receipts as a reserve, consistent with his recommendations in the Executive Budget for the use of the 2000-01 cash surplus projected at that time.

         The February outyear gap projections remained essentially unchanged from the Executive Budget forecast, with potential budget gaps of $2.48 billion in the 2002-03 fiscal year and $2.93 billion in the 2003-04 fiscal year. The gap projections assume the Legislature will enact the 2001-02 Executive Budget in its entirety. The projections do not include possible spending efficiencies, and do not assume the use of any of the reserves the Governor is proposing to set aside for economic uncertainties. If the projected budget gap for 2002-03 is closed with recurring actions, the 2003-04 budget gap would be reduced to approximately $450 million. In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1.0 billion (in each of fiscal years 1998-99 through 2000-01).

         Through the first quarter of the 2001-02 fiscal year, General Fund receipts and transfers from other funds totaled $15.32 billion, an increase of $387 million over the same period last year. General Fund disbursements and transfers to other funds totaled $10.29 billion, an increase of $940 million over the first quarter of the 2000-01 fiscal year.


2000-01 FISCAL YEAR


         The State ended its 2000-01 fiscal year on March 31, 2001 in balance on a cash basis with a General Fund surplus of $2.73 billion as reported by the DOB. After year-end adjustments described below, the closing balance in the General Fund was $1.10 billion, a decrease of $69 million from the 1999-2000 fiscal year. Of this balance, $627 million was held in the Tax Stabilization Reserve Fund (TSRF) (after a deposit of $80 million in fiscal year 2000-01), $150 million in the Contingency Reserve Fund (CRF), $292 million in the Community Projects Fund (CPF), and $29 million in the Universal Pre-Kindergarten Fund.




         The closing fund balance excludes $3.52 billion on deposit in the tax refund reserve account at the end of the 2000-01 fiscal year. The tax refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The Governor has proposed retaining $1.73 billion of the $3.52 billion balance for reserves, with $1.48 billion set aside for economic uncertainties and $250 million for deposit into the Debt Reduction Reserve Fund. The remaining balance of $1.79 billion is comprised of $1.22 billion that is available to accomplish Financial Plan objectives, $521 million from the Local Government Assistance Corporation (LGAC) that may be used to pay tax refunds during fiscal year 2001-02 but must be on deposit on March 31, 2002, and $51 million in additional funds designated to pay refunds related to the Earned Income Tax Credit and the Dependent Care Tax Credit.

         The 2000-01 General Fund closing balance also excludes $1.2 billion that was deposited in the School Tax Relief (STAR) Special Revenue Fund at the end of the 2000-01 fiscal year (to meet a portion of the STAR payments in fiscal year 2001-02) and $250 million on deposit in the Debt Reduction Reserve Fund (for debt reduction in the fiscal year 2001-02.)

         General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. Receipts results for fiscal year 2000-01 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2000-01 fiscal year and increasing them in the 2001-02 fiscal year, as discussed above. In comparison to the 2000-01 Financial Plan enacted in May 2000 (the "May Financial Plan"), receipts were $3 billion higher than projected, prior to the refund reserve transaction. The growth in receipts above the May 2000 estimate was largely due to stronger than anticipated growth in the personal income tax.


         General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year. In comparison to the projections contained in the May Financial Plan, disbursements were $778 million higher than projected. The increase in projected disbursements is related primarily to the financing of labor agreements that were ratified by State employee unions and approved by the Legislature after adoption of the May Financial Plan. The May Financial Plan provided a reserve to fully finance the estimated costs of these agreements, but did not reflect higher projected disbursements since the contracts were not yet finalized. Accordingly, disbursements for State Operations and General State Charges exceeded the May Financial Plan by $497 million and $376 million, respectively, primarily as a result of these agreements. Lower spending for local assistance ($166 million) and transfers for debt service ($45 million), offset, in part, by higher transfers for capital projects ($51 million) and other transfers ($68 million) accounted for the balance of changes from May 2000.

1999-2000 FISCAL YEAR

         The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by the DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.


         The State reported closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

         The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction had the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.


         General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

1998-99 FISCAL YEAR

         The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

         The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF closed the fiscal year with a balance of $312 million.

         The closing fund balance excluded $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000. The remaining balance of $521 million in the tax fund reserve account was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1999.

         General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1 percent from 1997-98 levels.


RATING AGENCIES' ACTIONS

         S&P, Moody's and Fitch assigned bond ratings of __, __ and __, respectively, to the State's general obligation bonds as of ___________, 2001. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.


                               PUBLIC AUTHORITIES


         The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities, meaning public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2000, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was almost $98 billion, only a portion of which constitutes State-supported or State-related debt.

         The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the Metropolitan Transportation Authority (MTA) receives the bulk of this money in order to provide transit and commuter services.

         Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queens Counties, as part of an estimated $7 billion financing plan. As of July 27, 2001, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.


                      METROPOLITAN TRANSPORTATION AUTHORITY


         The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

         Since 1980, the State has enacted several taxes including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-01 Enacted Budget provided State assistance to the MTA totaling approximately $1.35 billion and initiated a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously fuel taxes not previously dedicated to the MTA.

         State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (2000-04 Capital Program). The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

         The 2000-04 Capital Program approved by the Capital Program Review Board assumes the issuance of an estimated $8.9 billion in new money MTA bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. Legislation enacted in 2000 authorized the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

         The 2000-04 Capital Program assumed $1.6 billion in State support using proceeds from State general obligation bonds under a proposed $3.8 billion Transportation Infrastructure Bond Act of 2000, which was defeated by voters in the November 2000 general election. The MTA is currently reviewing options to offset the loss of the Bond Act funds.

         There can be no assurance that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. Moreover, should the MTA's plans to issue additional debt to replace funding anticipated from the defeated Bond Act not materialize, the State and the City could come under pressure to provide additional funding to the MTA. Should funding levels ultimately fall below the levels assumed in the plan approved by the Capital Program Review Board, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.


                                   LOCALITIES

THE CITY OF NEW YORK


         The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets. The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by GAAP standards in force at that time.

         To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts without the creation of the New York City Transitional Finance Authority (TFA) in 1997 and TSASC, Inc., in 1999 (a local development corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues). The City expects that these actions will provide sufficient financing capacity to continue its capital program through City fiscal year 2004-05.

         For its 1999-2000 fiscal year (ending June 30, 2000) the City had an operating surplus of $3.2 billion, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The City is projecting a $2.9 billion surplus for its 2000-01 fiscal year and a balanced budget for 2001-02. However, it forecasts budget gaps in subsequent fiscal years. The cost of tax reductions enacted between City fiscal years 1994-95 and 2000-01 totals over $2.6 billion in City fiscal year 2000-01, primarily affecting collections of the personal and business income taxes and the sales tax. These reductions are expected to be worth $3.0 billion by City fiscal year 2004-05. The City's current financial plan includes additional tax reductions that would increase the worth of the reductions to $3.7 billion in City fiscal year 2004-05.


FISCAL OVERSIGHT


         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC MAC) to provide financing assistance to the City; the New York State Financial Control Board (FCB) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the FCB in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The FCB terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the FCB to reimpose a Control Period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

         Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (Financial Plan) which the City prepares annually and periodically updates. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.


MONITORING AGENCIES


         The staffs of the FCB, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, economic growth in the City has been very strong in recent years, led by a surge in Wall Street profitability which resulted in increased tax revenues and helped produce substantial surpluses for the City in City fiscal years 1996-97 through 2000-01.

         Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. However, the national economy began to slow in late 2000, and the City's economy has slowed somewhat in 2001. In addition, Wall Street profitability in 2001 is projected to be below the record level set in 2000, and the City enacted additional tax reductions. Thus, the City's revenue is expected to decline during its 2001-02 fiscal year.

         These reports indicate that recent City budgets have been balanced in part through the use of substantial surpluses and other non-recurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City. Copies of the most recent staff reports are available by contacting the FCB at 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC at 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; the City Comptroller at Municipal Building, Room 517, One Centre Street, New York, NY 10007,
Attention: Deputy Comptroller for Public Finance; and the IBO at 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.


OTHER LOCALITIES


         Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year or thereafter.

         To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation (Chapter 84 of the Laws of 2000) creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority has issued $436 million in bonds as of July 27, 2001. The Authority may also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years, which is subject to appropriation by the State Legislature. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

         The State has provided extraordinary financial assistance to certain municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year and totaled $200.4 million in 2000-01.

         Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. In 1999, the total indebtedness of all localities in the State, other than New York City, was approximately $21.8 billion. A small portion of that indebtedness represented borrowing to finance budgetary deficits; $116 million in deficit financing was authorized pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1999.


         Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs, which in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                                   LITIGATION

GENERAL


         The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed by the State to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2001-02 fiscal year or thereafter.

         Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2001-02 Financial Plan. The State believes that the proposed 2001-02 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2001-02 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2001-02 Financial Plan resources available for the payment of judgments and, could therefore, affect the ability of the State to maintain a balanced 2001-02 Financial Plan.


TAX LAW


         In Tennessee Gas Pipeline Co., Inc. v. Urbach, plaintiff, a natural gas pipeline company, challenged the facial constitutionality of the Natural Gas Import Tax, Tax Law section 189 (as well as the related surcharges imposed by sections 189-a and 189-b) (the gas import tax) as violative of the Commerce Clause of the United States Constitution.

         This action was commenced in 1998. By decision and order dated April 28, 1999 the Supreme Court, Albany County, held that plaintiff had not demonstrated that the gas import tax was facially unconstitutional. By decision and order dated May 25, 2000, the Appellate Division, Third Department agreed, declaring that the gas import tax had not been shown to be facially unconstitutional. However, by decision dated May 1, 2001, the Court of Appeals reversed the Appellate Division and declared that the gas import tax was facially unconstitutional. The Court of Appeals found that the gas import tax was not fairly apportioned for Commerce Clause purposes, because it created the possibility of multiple state taxation of interstate gas transactions and thus violated the "internal consistency test".

         In New York Association of Convenience Stores et al. v. Urbach, et al., petitioners are seeking to compel respondents to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, among other things, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes was "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. On August 3, 2000, the Third Department affirmed the judgment dismissing the petition. On July 2, 2001, the Court of Appeals denied petitioners' motion for leave to appeal.


LINE ITEM VETO


         In Silver v. Pataki, the Speaker of the Assembly of the State of the New York challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly.


REAL PROPERTY CLAIMS


         On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.


         In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectments, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.


         Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York.



         In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres of Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February, 2000, at the conclusion of the damages phase of the trial in this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. The District Court held a further bench hearing in July-August 2000, where the parties presented evidence pertaining to the question of prejudgment interest; as of July 27, 2001, the parties awaited a decision on that question.

         In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest.

         In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chatauqua Counties. By order dated November 22, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the Thruway right of way and denying the State's motion to dismiss the federal government's damage claims.


CIVIL RIGHTS CLAIMS


         In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated and in 1986, ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. Based on these findings, on September 3, 1996, the United States Court of Appeals for the Second Circuit held the State defendants liable under 42 USC ss.1983 and the Equal Educational Opportunity Act, 20 USC ss.ss.1701, et seq., for the unlawful dual school system, because the State, among other things, had taken no action to force the school system to desegregate despite its actual or constructive knowledge of de jure segregation.

         By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and ordered the State to fund a remedy to accomplish that goal (EIP II). A final judgment to implement EIP II was entered on October 14, 1997. Additionally, by order dated December 2, 1997 and judgment dated February 10, 1998, the Court ordered that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The State appealed to the Second Circuit from both the October 14, 1997 and February 10, 1998 judgments.

         In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's December 2, 1997 order. The Second Circuit found no basis for the District Court's findings in the October 8, 1997 order that vestiges of a dual system continued to exist in Yonkers, and therefore remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools and to impose any further remedy, if necessary. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision. In a decision dated November 30, 2000, the District Court affirmed its findings in the October 8, 1997 order that vestiges of the dual system continued to exist, and remanded the case to a court-appointed monitor for further proceedings to recommend an appropriate remedy.

         On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998 which directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. The State, the City of Yonkers and the Yonkers Board of Education have all appealed from the July 27, 1998 order. Since that time, the District Court issued, and the Sate appealed, additional orders on April 15, 1999 and April 17, 2000, directing the State to pay additional sums to Yonkers as its share of the estimated EIP costs for the 1997-98, 1998-99 and 1999-2000 school years. The State paid all sums directed by these orders. By decision dated May 9, 2001, the Second Circuit upheld the District Court's decisions in these funding orders. By order dated July 6, 2001, the District Court issued an additional funding order directing the State to pay $8.5 million, in addition to the $30.1 million previously paid, to Yonkers as its share of the estimated EIP costs for the 2000-01 school year.


SCHOOL AID


         In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

         This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State constitutions and Title VI of the federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.




         By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State has appealed. The trial Court's decision is stayed pending resolution of the appeal.



MEDICAID


         There are three separate cases or lines of cases reported in this section.

         Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al.
v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

         In a consolidated action commenced in 1992 (Dowd, et al. v. Bane, Supreme Court, New York County), Medicaid recipients and home health care providers and organizations challenge (1) the 1992 promulgation by the State Department of Social Services (DSS) of a home assessment resource review instrument (HARRI), which is to be used by DSS to determine eligibility for and the nature of home healthcare services for Medicaid recipients, and (2) the DSS policy of limiting reimbursable hours of service until a patient is assessed using the HARRI. In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the ground that such use would violate federal Medicaid law and the Americans with Disabilities Act. By order dated October 6, 1999, the Second Circuit reversed the April 19, 1999 order and vacated the injunction.

         Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenged the constitutionality of Public Health Law ss. 2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs alleged that the tax assessments were not uniformly applied, in violation of federal regulations. By decision entered December 16, 1999, the Court of Appeals reversed the decisions of the Supreme Court and the Appellate Division, Second Department, and upheld the constitutionality of ss.2807-d. The United States Supreme Court has denied plaintiffs' petition for certiorari.


SOCIAL SECURITY DISABILITY BENEFITS


         In Muller v. State, claimant, a former inpatient of a state-operated mental health facility, challenged the use of Social Security disability benefits paid to the facility's director as her representative payee to pay the cost of claimant's care and treatment at the facility as a violation of the provisions of the Mental Hygiene Law and the State and federal constitutions.

         This action was commenced in 1991. In 1998, the Court of Claims granted claimant's motion for summary judgment against the State. On appeal, the Supreme Court, Appellate Division, Fourth Department, affirmed the decision of the court below. On June 12, 2001, the Court of Appeals denied the State's motion for leave to appeal.


ADDITIONAL CONSIDERATIONS

         New York Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New York State and New York City personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers for such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                     APPENDIX E


                        ADDITIONAL INFORMATION CONCERNING
                       PUERTO RICAN MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting investments in Puerto Rican Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Puerto Rico and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from statements relating to Puerto Rico's economy published by the Government of Puerto Rico. Neither Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, nor Citi New York Tax Free Reserves is responsible for the accuracy or timeliness of this information.

The economy of Puerto Rico is dominated by the manufacturing and service sectors (including finance and tourism). Investment in fixed capital, including public infrastructure, private development and construction, and purchases of equipment and machinery accounted for approximately 30.4% of Puerto Rico's gross domestic product in 1999. The economic growth of Puerto Rico was 4.2% in fiscal year 1999, slightly higher than the average growth of highly developed countries such as the US, Canada and the UK, which during the same period ranged between 2.1% and 4.5%. A key element in 1999's economic growth was the level of internal investments in fixed capital (including public infrastructure, private development projects and purchase of equipment), which increased an aggressive 25.8%, as well as the manufacturing and services sectors that have traditionally dominated Puerto Rico's economy. The economy of Puerto Rico expanded moderately during the early 1990s, with gross domestic product increasing at rates between 0.8% and 0.9%. Over the past several years, however, Puerto Rico has experienced more significant annual increases in gross domestic product, ranging from a 2.5% in fiscal year 1994 to a record high of 4.2% in fiscal year 1999. Annual increases in Puerto Rico's gross domestic product for fiscal years 1996, 1997 and 1998 were 3.3%, 3.2% and 3.1%, respectively. The balance of net sales (exports and imports) is negative, yet exports (tourism included) of goods and services experienced an aggressive growth rate of 12.4% in the fiscal year 1999. Such growth in exports is considered an important aspect of Puerto Rico's economic growth. Although Puerto Rico's unemployment rate of 12.5% in fiscal year 1999 is high when compared to the United States average of 3.9% for the same period, this unemployment rate was the lowest registered in the last two decades.

The government has made economic-growth projections under three potential scenarios: minimal growth, base growth and maximum growth. Under the minimal-growth scenario, Puerto Rico's economy is expected to grow 2.5% in fiscal year 2000 and 2.1% in fiscal year 2001, compared to growth rates of 2.7% and 2.3% under the base-growth scenario and 3.0% and 2.6% under the maximum growth-scenario in fiscal years 2000 and 2001, respectively. These growth projections are based on an increasing rate of personal consumption, stable interest rates, a controlled inflation rate, and policies of the Government of Puerto Rico.

CITI(SM) CASH RESERVES
CITI(SM) U.S. TREASURY RESERVES
CITI(SM) TAX FREE RESERVES
CITI(SM) CALIFORNIA TAX FREE RESERVES
CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM) NEW YORK TAX FREE RESERVES


INVESTMENT MANAGER
Citi Fund Management, Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney, Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

CUSTODIAN AND SUB-TRANSFER AGENT
State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITI CASH RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

(FOR CITI U.S. TREASURY, TAX FREE,
NEW YORK TAX FREE, CALIFORNIA TAX FREE AND CONNECTICUT TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, New York 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS


FOR CITIBANK NEW YORK RETAIL BANKING AND BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001 (212) 564-3456 or (800) 846-5300


FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer, Registered Representative or
(212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043 (212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200 (212) 736-8170 in
New York City

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     Part C


Item 23.                       Exhibits.

                       a Amended and Restated Declaration of Trust of the Registrant

                       b     Amended and Restated By-Laws of the Registrant

                       d Management Agreement between the Registrant and Citi Fund Management, Inc.

            ******     e     Distribution Agreement between the Registrant and
                             Salomon Smith Barney Inc., as distributor

                 *     g(1)  Custodian Contract between the Registrant and
                             State Street Bank and Trust Company ("State
                             Street"), as custodian, and amendment thereto

            ******     g(2)  Form of Letter Agreement adding Citi California
                             Tax Free Reserves, Citi Connecticut Tax Free
                             Reserves, Citi New York Tax Free Reserves and Citi
                             Tax Free Reserves to the Custodian Contract between the Registrant and State Street

                 *     h(1)  Transfer Agency Agreement between the Registrant
                             and State Street Bank and Trust Company ("State Street"), as custodian, and amendment thereto

              ****     h(2)  Transfer Agency Agreement with Citi Fiduciary
                             Trust Company, as transfer agent

             *****     h(3)  Form of Letter Agreement adding series of the
                             Registrant to the Transfer Agency Agreement with
                             Citi Fiduciary Trust Company

            ******     h(4)  Form of Letter Agreement adding Citi California Tax
                             Free Reserves, Citi Connecticut Tax Free Reserves,
                             Citi New York Tax Free Reserves and Citi Tax Free
                             Reserves to the Transfer Agency Agreement with Citi
                             Fiduciary Trust Company

            ******     i     Form of opinion and consent of counsel

                       m(1)  Service Plan for Class N shares

            ******     m(2)  Form of Service Plan for Smith Barney Connecticut
                             Money Market Portfolio Class A shares

               ***     n     Multiple Class Plan of the Registrant

            ******     p(1)  Code of Ethics of the Registrant and Citi Fund
                             Management Inc.

            ******     p(2)  Code of Ethics of Salomon Smith Barney Inc.

         **,*****,     q(1)  Powers of Attorney for the Registrant
and filed herewith

          **, *****,   q(2)  Powers of Attorney for U.S. Treasury Reserves
                             Portfolio
and filed herewith

           ******,     q(3)  Powers of Attorney for Cash Reserves Portfolio
and filed herewith

   **, ***, *****,     q(4)  Powers of Attorney for Tax Free Reserves Portfolio
and filed herewith

     * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on August 22, 1996 and Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on August 22, 1996.

    ** Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on October 16, 1998 and Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on October 16, 1998.

   *** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 28, 1999 and Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 28, 1999.

  **** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on November 1, 2000.

 ***** Incorporated herein by reference to Post Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 29, 2000.

****** Incorporated herein by reference to Post Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on June 15, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 25. Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27. Principal Underwriters.

         (a) Salomon Smith Barney Inc., the Registrant's distributor, is also the distributor for Citi Premium U.S. Treasury Reserves, Citi Premium Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional Cash Reserves, Citi Institutional Tax Free Reserves and Citi Short-Term U.S. Government Income Fund. Salomon Smith Barney Inc. is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

         Salomon Smith Barney Inc. is also the distributor for the following Smith Barney funds: Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, and Salomon Brothers California Tax Free Income Fund Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Series, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:



NAME                                                   ADDRESS

Salomon Smith Barney Inc.                              338 Greenwich Street
(distributor)                                          New York, NY 10013

State Street Bank and Trust                            1776 Heritage Drive
Company                                                North Quincy, MA 02171
(sub-transfer agent and custodian)

Citi Fiduciary Trust Company                           125 Broad Street
(transfer agent)                                       New York, NY 10004

Citi Fund Management Inc.                              100 First Stamford Place
(investment adviser)                                   Stamford, CT 06902

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            CITIFUNDS TRUST III

                                            By: /s/ Thomas C. Mandia
                                                -------------------------------
                                                Thomas C. Mandia
                                                Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 18, 2001.

           Signature                                        Title
           ---------                                        -----

     Heath B. McLendon*                          President, Principal Executive
----------------------------------
     Heath B. McLendon                           Officer and Trustee

     Irving David *                              Controller
----------------------------------
     Irving David

     Elliott J. Berv*                            Trustee
----------------------------------
     Elliott J. Berv

     Mark T. Finn*                               Trustee
----------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                     Trustee
----------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                        Trustee
----------------------------------
     Diana R. Harrington

     Susan B. Kerley*                            Trustee
----------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                       Trustee
----------------------------------
     C. Oscar Morong, Jr.



     E. Kirby Warren*                            Trustee
----------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
     -----------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those indicated pursuant to Powers of Attorney

                                  EXHIBIT INDEX

  Exhibit
  No.:        Description:

     a        Amended and Restated Declaration of Trust of the Registrant

     b        Amended and Restated By-Laws of the Registrant

     d        Management Agreement between the Registrant and Citi Fund
              Management, Inc.

   m(1)       Service Plan for Class N shares

   q(1)       Powers of Attorney for the Registrant

   q(2)       Powers of Attorney for U.S. Treasury Reserves Portfolio

   q(3)       Powers of Attorney for Cash Reserves Portfolio

   q(4)       Powers of Attorney for Tax Free Reserves Portfolio